File No. 33-98310
811-09114

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[x]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 44	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[x]
Amendment No. 46

(check appropriate box or boxes)

THE NEEDHAM FUNDS, INC.

(Exact name of Registrant as Specified in Charter)

250 Park Avenue
New York, New York 10177

(Address of Principal Executive Offices)                                                                                              (Zip Code)

Registrant’s Telephone Number, including Area Code:  (212) 371-8300

James W. Giangrasso	Copy to:	Janna Manes, Esq.
The Needham Funds, Inc.		Proskauer Rose LLP
250 Park Avenue		Eleven Times Square
New York, New York 10177		New York, NY 10036

 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable, following effectiveness of this filing.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[ x ]	on May 1, 2018 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[    ]                     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

THE NEEDHAM FUNDS, INC.

Ticker
Fund	Symbol
NEEDHAM GROWTH FUND
Retail Class	NEEGX
Institutional Class	NEEIX
NEEDHAM AGGRESSIVE GROWTH FUND
Retail Class	NEAGX
Institutional Class	NEAIX
NEEDHAM SMALL CAP GROWTH FUND
Retail Class	NESGX
Institutional Class	NESIX

250 Park Avenue, 10th Floor
New York, New York 10177
1-800-625-7071

PROSPECTUS
May 1, 2018

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Table of Contents - Prospectus

(This page intentionally left blank.)

Table of Contents - Prospectus

Summary Section

Needham Growth Fund

Investment Objective

The Needham Growth Fund (the “Growth Fund”) seeks long-term, tax-efficient capital appreciation.

Fees and Expenses of the Growth Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Growth Fund.

	Retail Class	Institutional Class
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses
Dividends on Short Positions and Interest Expense	0 .44%	0.50%
All Remaining Other Expenses	0.40%	0.40%
Total Other Expenses	0.84%	0.90%
Total Annual Fund Operating Expenses	2.34%	2.15%
Fee Waiver/Expense Reimbursement (or Recoupment)(a)	0.00%	-0.25%
Total Annual Fund Operating Expenses after Fee Waiver/ Expense Reimbursement (or Recoupment)	2.34%	1.90%

(a)
Reflects a contractual agreement by Needham Investment Management LLC (the “Adviser”) to waive its fee and, if necessary, reimburse the Growth Fund until April 30, 2019 to the extent Total Annual Fund Operating Expenses exceed 1.95% and 1.40% of the average daily net assets of Retail Class shares and Institutional Class shares, respectively, of the Growth Fund (the “Expense Cap”). This agreement can only be amended or terminated by agreement of the Company, upon approval of the Company’s Board of Directors, and the Adviser and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Adviser and the Company, on behalf of the Growth Fund. For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Growth Fund fees waived and expenses reimbursed to the extent that such recovery would not cause the total Annual Fund Operating Expenses of the Growth Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. Any such recovery will not include interest. The Expense Cap limitation on Total Annual Fund Operating Expenses excludes taxes, interest, brokerage, dividends on short positions, fees and expenses of “acquired funds,” extraordinary items and shareholder redemption fees but includes the management fee.

Example

This example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Retail Class	$237	$730	$1,250	$2,676
Institutional Class	$193	$649	$1,131	$2,463

Portfolio Turnover

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth Fund’s performance. During the most recent fiscal year, the Growth Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Table of Contents - Prospectus

Principal Investment Strategies

Under normal conditions, the Growth Fund invests at least 65% of its total assets in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Growth Fund may, but is not required to, invest in the securities of companies of any market capitalization and from a variety of industries included in the technology, healthcare, energy and industrials, specialty retailing, media/leisure/cable/entertainment and business and consumer services sectors. These are some of the sectors within the economy which the investment adviser believes will have significant long-term growth rates and often include the stocks of rapidly growing companies with a variety of market capitalizations. Although the Growth Fund’s investments have typically been most heavily weighted in the information technology and healthcare sectors, the allocation of the Growth Fund’s assets among the various sectors may change at any time. The Growth Fund may engage in short sales.  The Growth Fund may make a profit or loss depending upon whether the market price of the security sold short decreases or increases between the date of the short sale and the date on which the Growth Fund replaces the borrowed security.

Principal Investment Risks

Stock Investing and Market Risks. The Growth Fund invests primarily in equity securities that fluctuate in value. Political and economic news can influence market-wide trends. Other factors may cause price swings in a single company’s stock or the stocks of the companies within a given industry.

Growth Investing Risks. The Growth Fund invests in stocks believed by the investment adviser to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential.

Small Company Investment Risks. The Growth Fund often invests in smaller companies that may have limited product lines, markets or financial resources. These smaller companies may trade at a lower volume than more widely held securities and may fluctuate in value more sharply than those of other securities.

Focus Risks. Although the Growth Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), the Growth Fund may invest its assets in a smaller number of issuers than other, more diversified, funds. The Growth Fund’s net asset value (“NAV”) may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Growth Fund’s investments consisted of securities issued by a larger number of issuers.

Market Capitalization Risks. To the extent the Growth Fund emphasizes stocks of small, mid or large cap companies, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Larger companies may be less responsive to changes and opportunities affecting their business than are small and mid cap companies, though small and mid cap companies tend to have less established operating histories, less predictable earnings and revenues (some companies may be experiencing significant losses), and more volatile share prices than those of larger companies.

Sector Risks. To the extent the Growth Fund focuses its investments in securities of issuers in a particular market sector, such as technology companies or healthcare companies, the Growth Fund will be significantly affected by developments in that sector.

Technology companies generally operate in intensely competitive markets. This level of competition can put pressure on the prices of their products and services which could adversely affect their profitability. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence. Other risks include worldwide competition, changes in consumer preferences, problems with product compatibility, the effects of economic slowdowns, and changes in government regulation.

Table of Contents - Prospectus

The value of equity securities of healthcare companies may fluctuate because of changes in the regulatory and competitive environment in which they operate. Many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Failure to obtain regulatory approvals or changes in governmental policies regarding funding or subsidies may also adversely affect the value of the equity securities of healthcare companies. Healthcare companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Furthermore, these companies may be adversely affected by product liability-related lawsuits. The securities of companies in these sectors may experience more price volatility than securities of companies in other sectors.

Short Sales Risks. Short sales present the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Growth Fund must purchase the security to return it to the lender.  The Growth Fund may not be able to close a short position at a favorable price or time and the loss of value on a short sale is potentially unlimited.

Loss of money is a risk of investing in the Growth Fund.

Bar Chart and Performance Table

The information in the bar chart and table that follows provides some indication of the risks of investing in the Growth Fund by showing changes in the performance of the Growth Fund’s Retail Class shares from year to year and by showing how the Growth Fund’s average annual returns for 1, 5 and 10 years and for the life of the Growth Fund compare to those of broad measures of market performance.

The Growth Fund’s past performance (before and after taxes) is not necessarily an indication of how the Growth Fund will perform in the future. Updated performance information is available on the Growth Fund’s website at www.needhamfunds.com.

Calendar Year Total Returns as of December 31 – Retail Class

During the ten-year period shown in the above chart, the highest quarterly return was 22.23% (for the quarter ended 6/30/2009) and the lowest quarterly return was -26.10% (for the quarter ended 12/31/2008).

Average annual total returns for the periods ended December 31, 2017

The following table shows the average annual returns of the Growth Fund’s shares, and the change in value of certain broad-based market indices over various periods ended December 31, 2017. The index information is intended to permit you to compare the Growth Fund’s performance to several broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not include the impact of state and local taxes. In certain cases, the figure representing “Return after Taxes on Distributions and Redemptions” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Table of Contents - Prospectus

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt. After-tax returns are shown only for Retail Class shares. After-tax returns for Institutional Class shares will vary.

Average annual total returns for the periods ended December 31, 2017

Needham Growth Fund	1 Year	5 Years	10 Years	Life of Fund (Since 1/1/96)
Retail Class
Return Before Taxes	8.32%	10.79%	6.78%	12.64%
Return After Taxes on Distributions	6.07%	9.41%	5.79%	11.36%
Return After Taxes on Distributions and Redemption	6.61%	8.49%	5.41%	10.78%
Institutional Class
Return Before Taxes ^	8.89%	N/A	N/A	8.86%
S&P 500® Index*	21.83%	15.79%	8.50%	8.94%
S&P MidCap 400® Index*	16.24%	15.01%	9.97%	11.86%
Russell 2000® Index*	14.65%	14.12%	8.71%	8.89%

^
The inception date for the Growth Fund’s Institutional Class shares is December 30, 2016. Average annual total return information for the periods prior to the inception date reflects the actual performance of the Growth Fund’s Retail Class shares (and uses the actual expenses of the Growth Fund’s Retail Class for such periods of time), without any adjustments.

*	Comparative indices reflect no deductions for fees, expenses, or taxes.

Investment Adviser

Needham Investment Management LLC is the investment adviser of the Growth Fund.

Portfolio Managers

The co-portfolio managers of the Growth Fund are John O. Barr and Chris Retzler, who are jointly and primarily responsible for the day-to-day management of the Growth Fund. Mr. Barr is Executive Vice President and has been Portfolio Manager of the Growth Fund since 2010. Mr. Retzler is Executive Vice President and has been Portfolio Manager of the Growth Fund since 2009.

Purchase, Exchange and Redemption of Fund Shares

You may purchase, exchange, or redeem shares of the Growth Fund at any time by sending a written request to The Needham Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, by calling 1-800-625-7071, or by wire transfer.

The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Retail Class
Individuals, Corporations, Partnerships, Trusts	$2,000	$100
IRAs	$1,000	None
Institutional Class
All Accounts	$100,000	None

Table of Contents - Prospectus

Tax Information

The Growth Fund intends to make distributions each year. The Growth Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Growth Fund through a broker-dealer or other financial intermediary (such as a bank), the Growth Fund and its related companies may pay the intermediary for the sale of Growth Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Growth Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

Needham Aggressive Growth Fund

Investment Objective

The Needham Aggressive Growth Fund (the “Aggressive Growth Fund”) seeks long-term, tax-efficient capital appreciation.

Fees and Expenses of the Aggressive Growth Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Aggressive Growth Fund.
	Retail Class	Institutional Class
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses
Dividends on Short Positions and Interest Expense	0 .68%	0.82%
All Remaining Other Expenses	0.47%	0.57%
Total Other Expenses	1.15%	1.39%
Total Annual Fund Operating Expenses	2.65%	2.64%
Fee Waiver/Expense Reimbursement (or Recoupment)(a)	-0.02%	-0.42%
Total Annual Fund Operating Expenses after Fee Waiver/ Expense Reimbursement (or Recoupment)	2.63%	2.22%

(a)
Reflects a contractual agreement by Needham Investment Management LLC (the “Adviser”) to waive its fee and, if necessary, reimburse the Aggressive Growth Fund until April 30, 2019 to the extent Total Annual Fund Operating Expenses exceed 1.95% and 1.40% of the average daily net assets of Retail Class shares and Institutional Class shares, respectively, of the Aggressive Growth Fund (the “Expense Cap”). This agreement can only be amended or terminated by agreement of the Company, upon approval of the Company’s Board of Directors, and the Adviser and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Adviser and the Company, on behalf of the Aggressive Growth Fund. For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Aggressive Growth Fund fees waived and expenses reimbursed to the extent that such recovery would not cause the total Annual Fund Operating Expenses of the Aggressive Growth Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. Any such recovery will not include interest. The Expense Cap limitation on Total Annual Fund Operating Expenses excludes taxes, interest, brokerage, dividends on short positions, fees and expenses of “acquired funds,” extraordinary items and shareholder redemption fees but includes the management fee.

Example

This example is intended to help you compare the cost of investing in the Aggressive Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Aggressive Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Aggressive Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Retail Class	$266	$822	$1,403	$2,982
Institutional Class	$225	$781	$1,363	$2,943

Portfolio Turnover

The Aggressive Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Aggressive Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Aggressive Growth Fund’s performance. During the most recent fiscal year, the Aggressive Growth Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Table of Contents - Prospectus

Principal Investment Strategies

Under normal conditions, the Aggressive Growth Fund invests at least 65% of its total assets in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Aggressive Growth Fund invests principally in markets and industries with strong growth potential, focusing primarily on the market leaders in these areas as these companies often garner a disproportionate share of the positive financial returns. Although the Aggressive Growth Fund may invest in companies of any size, the Aggressive Growth Fund’s investment strategy may result in a focus on smaller companies. The Aggressive Growth Fund may, but is not required to, invest in stocks from a variety of industries included in the technology, healthcare, energy and industrials, specialty retailing, media/leisure/cable/entertainment and business and consumer services sectors. Although the Aggressive Growth Fund’s investments have typically been most heavily weighted in the information technology and healthcare sectors, the allocation of the Aggressive Growth Fund’s assets among the various sectors may change at any time.  The Aggressive Growth Fund may engage in short sales.  The Aggressive Growth Fund may make a profit or loss depending upon whether the market price of the security sold short decreases or increases between the date of the short sale and the date on which the Aggressive Growth Fund replaces the borrowed security.

Principal Investment Risks

Stock Investing and Market Risks. The Aggressive Growth Fund invests primarily in equity securities that fluctuate in value. Political and economic news can influence market-wide trends. Other factors may cause price swings in a single company’s stock or the stocks of the companies within a given industry.

Growth Investing Risks. The Aggressive Growth Fund invests in stocks believed by the investment adviser to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential.

Small Company Investment Risks. The Aggressive Growth Fund often invests in smaller companies that may have limited product lines, markets or financial resources. These smaller companies may trade at a lower volume than more widely held securities and may fluctuate in value more sharply than those of other securities.

Focus Risks. Although the Aggressive Growth Fund is classified as “diversified” under the 1940 Act, the Aggressive Growth Fund may invest its assets in a smaller number of issuers than other, more diversified, funds. The Aggressive Growth Fund’s NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Aggressive Growth Fund’s investments consisted of securities issued by a larger number of issuers.

Market Capitalization Risks. To the extent the Aggressive Growth Fund emphasizes stocks of small, mid or large cap companies, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Larger companies may be less responsive to changes and opportunities affecting their business than are small and mid cap companies, though small and mid cap companies tend to have less established operating histories, less predictable earnings and revenues (some companies may be experiencing significant losses), and more volatile share prices than those of larger companies.

Sector Risks. To the extent that the Aggressive Growth Fund focuses its investments in securities of issuers in a particular market sector, such as technology companies or healthcare companies, the Aggressive Growth Fund will be significantly affected by developments in that sector.

Technology companies generally operate in intensely competitive markets. This level of competition can put pressure on the prices of their products and services which could adversely affect their profitability. Also, because technology development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence. Other risks include worldwide competition, changes in consumer preferences, problems with product compatibility, the effects of economic slowdowns, and changes in government regulation.

Table of Contents - Prospectus

The value of equity securities of healthcare companies may fluctuate because of changes in the regulatory and competitive environment in which they operate. Many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Failure to obtain regulatory approvals or changes in governmental policies regarding funding or subsidies may also adversely affect the value of the equity securities of healthcare companies. Healthcare companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Furthermore, these companies may be adversely affected by product liability-related lawsuits. The securities of companies in these sectors may experience more price volatility than securities of companies in other sectors.

Short Sales Risks. Short sales present the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Aggressive Growth Fund must purchase the security to return it to the lender.  The Aggressive Growth Fund may not be able to close a short position at a favorable price or time and the loss of value on a short sale is potentially unlimited.

Loss of money is a risk of investing in the Aggressive Growth Fund.

Bar Chart and Performance Table

The information in the bar chart and table that follows provides some indication of the risks of investing in the Aggressive Growth Fund by showing changes in the performance of the Aggressive Growth Fund’s Retail Class shares from year to year and by showing how the Aggressive Growth Fund’s average annual returns for 1, 5 and 10 years and for the life of the Aggressive Growth Fund compare to those of broad measures of market performance.

The Aggressive Growth Fund’s past performance (before and after taxes) is not necessarily an indication of how the Aggressive Growth Fund will perform in the future. Updated performance information is available on the Aggressive Growth Fund’s website at www.needhamfunds.com.

Calendar Year Total Returns as of December 31 – Retail Class

During the ten-year period shown in the above chart, the highest quarterly return was 19.89% (for the quarter ended 6/30/2009) and the lowest quarterly return was -26.93% (for the quarter ended 9/30/2011).

Average annual total returns for the periods ended December 31, 2017

The following table shows the average annual returns of the Aggressive Growth Fund’s shares and the change in value of certain broad-based market indices over various periods ended December 31, 2017. The index information is intended to permit you to compare the Aggressive Growth Fund’s performance to several broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not include the impact of state and local taxes.

Table of Contents - Prospectus

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt. After-tax returns are shown only for Retail Class shares. After-tax returns for Institutional Class shares may vary.

Average annual total returns for the periods ended December 31, 2017

Needham Aggressive Growth Fund	1 Year	5 Years	10 Years	Life of Fund (Since 9/4/01)
Retail Class
Return Before Taxes	8.73%	12.51%	8.96%	9.52%
Return After Taxes on Distributions	7.48%	11.15%	8.13%	8.69%
Return After Taxes on Distributions and Redemption	6.01%	9.83%	7.22%	7.93%
Institutional Class
Return Before Taxes ^	9.36%	N/A	N/A	9.34%
S&P 500® Index*	21.83%	15.79%	8.50%	7.54%
Russell 2000® Index*	14.65%	14.12%	8.71%	9.01%

^
The inception date for the Aggressive Growth Fund’s Institutional Class shares is December 30, 2016. Average annual total return information for the periods prior to the inception date reflects the actual performance of the Aggressive Growth Fund’s Retail Class shares (and uses the actual expenses of the Retail Class for such periods of time), without any adjustments.

*	Comparative indices reflect no deductions for fees, expenses, or taxes.

Investment Adviser

Needham Investment Management LLC is the investment adviser of the Aggressive Growth Fund.

Portfolio Manager

The portfolio manager of the Aggressive Growth Fund is John O. Barr. Mr. Barr is Executive Vice President and has been Portfolio Manager of the Aggressive Growth Fund since 2010.

Purchase, Exchange, and Redemption of Fund Shares

You may purchase, exchange, or redeem shares of the Aggressive Growth Fund at any time by sending a written request to The Needham Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, by calling 1-800-625-7071, or by wire transfer.

The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Retail Class
Individuals, Corporations, Partnerships, Trusts	$2,000	$100
IRAs	$1,000	None
Institutional Class
All Accounts	$100,000	None

Tax Information

The Aggressive Growth Fund intends to make distributions each year. The Aggressive Growth Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Table of Contents - Prospectus

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Aggressive Growth Fund through a broker-dealer or other financial intermediary (such as a bank), the Aggressive Growth Fund and its related companies may pay the intermediary for the sale of Aggressive Growth Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Aggressive Growth Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

Needham Small Cap Growth Fund

Investment Objective

The Needham Small Cap Growth Fund (the “Small Cap Growth Fund”) seeks long-term, tax-efficient capital appreciation.

Fees and Expenses of the Small Cap Growth Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Growth Fund.
	Retail Class	Institutional Class
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses
Dividends on Short Positions and Interest Expense	0 .00%	0.00%
All Remaining Other Expenses	0.65%	0.83%
Total Other Expenses	0.65%	0.83%
Acquired Fund Fees and Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	2.21%	2.14%
Fee Waiver/Expense Reimbursement (or Recoupment)(a)	-0.20%	-0.68%
Total Annual Fund Operating Expenses after Fee Waiver/ Expense Reimbursement (or Recoupment)	2.01%	1.46%

(a)
Reflects a contractual agreement by Needham Investment Management LLC (the “Adviser”) to waive its fee and, if necessary, reimburse the Small Cap Growth Fund until April 30, 2019 to the extent Total Annual Fund Operating Expenses exceed 1.95% and 1.40% of the average daily net assets of Retail Class shares and Institutional Class shares respectively, of the Small Cap Growth Fund (the “Expense Cap”). This agreement can only be amended or terminated by agreement of the Company, upon approval of the Company’s Board of Directors, and the Adviser and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Adviser and the Company, on behalf of the Small Cap Growth Fund. For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Small Cap Growth Fund fees waived and expenses reimbursed to the extent that such recovery would not cause the total Annual Fund Operating Expenses of the Small Cap Growth Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. Any such recovery will not include interest. The Expense Cap limitation on Total Annual Fund Operating Expenses excludes taxes, interest, brokerage, dividends on short positions, fees and expenses of “acquired funds,” extraordinary items and shareholder redemption fees but includes the management fee.

Example

This example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Small Cap Growth Fund’s operating expenses remain the same giving effect to the fee waiver and expense reimbursement arrangement in year one only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Retail Class	$204	$672	$1,166	$2,529
Institutional Class	$149	$605	$1,087	$2,419

Table of Contents - Prospectus

Portfolio Turnover

The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Growth Fund’s performance. During the most recent fiscal year, the Small Cap Growth Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Small Cap Growth Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System that have market capitalizations not exceeding $5 billion at the time of investment. The Small Cap Growth Fund may continue to hold securities of an issuer if, after the time of the Small Cap Growth Fund’s investment, the issuer’s market capitalization exceeds $5 billion. Although there is no minimum limitation, the market capitalization range of the Small Cap Growth Fund’s investments at the time of investment will typically fall within the range of the companies listed on the Russell 2000® Index, which as of May 12, 2017 consists of securities with market capitalizations between $144 million and $4.37 billion.

The Small Cap Growth Fund invests, in general, in companies with strong growth potential that, for a variety of reasons, including the market’s inefficiencies, are trading at a discount to their underlying value where a catalyst is in place to eliminate that discount. The Small Cap Growth Fund may, but is not required to, invest in stocks from a variety of industries included in the technology, healthcare, energy and industrials, specialty retailing, media/leisure/cable/entertainment and business and consumer services sectors. These are some of the sectors within the economy which the investment adviser believes will have significant long-term growth rates and often include the stocks of rapidly growing companies. Although the Small Cap Growth Fund’s investments have typically been most heavily weighted in the information technology and healthcare sectors, the allocation of the Small Cap Growth Fund’s assets among the various sectors may change at any time. The Small Cap Growth Fund may engage in short sales. The Small Cap Growth Fund may make a profit or loss depending upon whether the market price of the security sold short decreases or increases between the date of the short sale and the date on which the Small Cap Growth Fund replaces the borrowed security.

Principal Investment Risks
Stock Investing and Market Risks. The Small Cap Growth Fund invests primarily in equity securities that fluctuate in value. Political and economic news can influence market-wide trends. Other factors may cause price swings in a single company’s stock or the stocks of the companies within a given industry.

Small Company Investment Risks. The Small Cap Growth Fund often invests in smaller companies that may have limited product lines, markets or financial resources. These smaller companies may trade at a lower volume than more widely held securities and may fluctuate in value more sharply than those of other securities. The Small Cap Growth Fund may engage in active and frequent trading of portfolio securities.

Growth Investing Risks. The Small Cap Growth Fund invests in stocks believed by the investment adviser to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company's growth potential.

Focus Risks. Although the Small Cap Growth Fund is classified as “diversified” under the 1940 Act, the Small Cap Growth Fund may invest its assets in a smaller number of issuers than other, more diversified, funds. The Small Cap Growth Fund’s NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Small Cap Growth Fund’s investments consisted of securities issued by a larger number of issuers.

Sector Risks. To the extent that the Small Cap Growth Fund focuses its investments in securities of issuers in a particular market sector, such as technology companies or healthcare companies, the Small Cap Growth Fund will be significantly affected by developments in that sector.

Table of Contents - Prospectus

Technology companies generally operate in intensely competitive markets. This level of competition can put pressure on the prices of their products and services which could adversely affect their profitability. Also, because technology development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence. Other risks include worldwide competition, changes in consumer preferences, problems with product compatibility, the effects of economic slowdowns, and changes in government regulation.

The value of equity securities of healthcare companies may fluctuate because of changes in the regulatory and competitive environment in which they operate. Many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Failure to obtain regulatory approvals or changes in governmental policies regarding funding or subsidies may also adversely affect the value of the equity securities of healthcare companies. Healthcare companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Furthermore, these companies may be adversely affected by product liability-related lawsuits. The securities of companies in these sectors may experience more price volatility than securities of companies in other sectors.

Short Sales Risks. Short sales present the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Small Cap Growth Fund must purchase the security to return it to the lender. The Small Cap Growth Fund may not be able to close a short position at a favorable price or time and the loss of value on a short sale is potentially unlimited.

Loss of money is a risk of investing in the Small Cap Growth Fund.

Bar Chart and Performance Table

The information in the bar chart and table that follow provides some indication of the risks of investing in the Small Cap Growth Fund by showing changes in the performance of the Small Cap Growth Fund’s Retail Class shares from year to year and by showing how the Small Cap Growth Fund’s average annual returns for 1, 5 and 10 years and for the life of the Small Cap Growth Fund compare to those of broad measures of market performance.

The Small Cap Growth Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Cap Growth Fund will perform in the future. Updated performance information is available on the Small Cap Growth Fund’s website at www.needhamfunds.com.

Calendar Year Total Returns as of December 31 – Retail Class

During the ten-year period shown in the above chart, the highest quarterly return was 21.00% (for the quarter ended 6/30/2009) and the lowest quarterly return was -23.72% (for the quarter ended 9/30/2011).

Average annual total returns for the periods ended December 31, 2017

The following table shows the average annual returns of the Small Cap Growth Fund’s shares and the change in value of certain broad-based market indices over various periods ended December 31, 2017. The index information is intended to permit you to compare the Small Cap Growth Fund’s performance to several broad measures of market performance.

Table of Contents - Prospectus

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not include the impact of state and local taxes.

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt. After-tax returns are shown only for Retail Class shares. After-tax returns for Institutional Class shares will vary.

Average annual total returns for the periods ended December 31, 2017

Needham Small Cap Growth Fund	1 Year	5 Years	10 Years	Life of Fund (Since 5/22/02)
Retail Class
Return Before Taxes	11.81%	11.49%	8.79%	10.39%
Return After Taxes on Distributions	8.25%	9.63%	7.53%	9.02%
Return After Taxes on Distributions and Redemption	7.09%	8.59%	6.84%	8.57%
Institutional Class
Return Before Taxes ^	12.41%	N/A	N/A	12.37%
Russell 2000® Index*	14.65%	14.12%	8.71%	8.98%
S&P 500® Index*	21.83%	15.79%	8.50%	8.12%

^
The inception date for the Small Cap Growth Fund’s Institutional Class shares is December 30, 2016. Average annual total return information for the periods prior to the inception date reflects the actual performance of the Small Cap Growth Fund’s Retail Class shares (and uses the actual expenses of the Small Cap Growth Fund’s Retail Class, for such periods of time), without any adjustments.

*	Comparative indices reflect no deductions for fees, expenses, or taxes.

Investment Adviser

Needham Investment Management LLC is the investment adviser of the Small Cap Growth Fund.

Portfolio Manager

The portfolio manager of the Small Cap Growth Fund is Chris Retzler. Mr. Retzler is Executive Vice President and has been Portfolio Manager of the Small Cap Growth Fund since 2008.

Purchase, Exchange, and Redemption of Fund Shares

You may purchase, exchange, or redeem shares of the Small Cap Growth Fund at any time by sending a written request to The Needham Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, by calling 1-800-625-7071, or by wire transfer.

The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Retail Class
Individuals, Corporations, Partnerships, Trusts	$2,000	$100
IRAs	$1,000	None
Institutional Class
All Accounts	$100,000	None

Table of Contents - Prospectus

Tax Information

The Small Cap Growth Fund intends to make distributions each year. The Small Cap Growth Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Small Cap Growth Fund through a broker-dealer or other financial intermediary (such as a bank), the Small Cap Growth Fund and its related companies may pay the intermediary for the sale of Small Cap Growth Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Small Cap Growth Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

Investment Objectives, Strategies, Policies and Risks

Growth Fund - Principal Investment Objective and Strategies

The Growth Fund seeks long-term, tax-efficient capital appreciation by primarily investing in the equity securities of public companies with above-average prospective long-term growth rates at value prices. These above-average growth rates are exhibited by companies at the vortex of rapid and fundamental changes in the world economy resulting from technological or demographic change. In this manner, the Growth Fund seeks to build wealth for long-term investors. The Growth Fund strives for maximum tax efficiency by balancing gains and losses. The central premise of the Growth Fund’s investment style is growth, but more specifically, “Growth At a Reasonable Price” or “GARP.” This style has become more popular as the markets have exhibited unprecedented levels of volatility and as investors have come to understand some of the dangers and disadvantages of momentum investing.

The Growth Fund generally seeks to invest in companies which exhibit the following characteristics:

•
Long-Term Value. In the short term, equity markets often incorrectly value stocks. Good companies are often undervalued based on short-term factors such as a disappointing quarter that is not representative of the strength of the business, undue general or industry-specific pessimism, institutions wishing to exit a large position in the stock or a lack of knowledge and support for the stock. The Growth Fund believes that these undervalued situations represent buying opportunities and that real underlying value does eventually assert itself.

•	Strong Growth Potential. The Growth Fund invests in companies that are likely to be beneficiaries of long-lasting economic trends resulting from fundamental technological change.

•
Strong, Incentivized Management Team. The Growth Fund focuses on the quality of a company’s management team because it believes that management is the most critical element in determining the success of a business. The Growth Fund also considers management’s ownership of the company’s stock and what appropriate stock option plans are in place to incentivize all levels of management at the company.

•
High Operating Margins. The Growth Fund concentrates on industries or companies with the potential to deliver strong profits, not just high revenue growth. The Growth Fund focuses on companies with the potential for high profit margins and strong cash generation. Often, high margins are a sign that a company’s products and services have a high perceived value to its customers. High operating margins are also often indicative of companies with strong execution capabilities and provide companies with the financial flexibility to invest for future growth.

 Under normal conditions, the Growth Fund invests at least 65% of its total assets in the equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Growth Fund may, but is not required to, invest in the securities of companies of any market capitalization. The Growth Fund may, but is not required to, invest in stocks from a variety of industries included in the technology, healthcare, energy and industrials, specialty retailing, media/leisure/cable/entertainment and business and consumer services sectors, which are some of the sectors within the economy that the investment adviser believes will have significant long-term growth rates based on its market research and company analysis and which often include the stocks of rapidly growing companies with a variety of market capitalizations. When investing in technology, the investment adviser focuses on product cycles and unit growth. When investing in healthcare, the investment adviser focuses heavily on demographic, regulatory and lifestyle trends. The investment adviser considers overall growth prospects, financial conditions, competitive positions, technology, research and development, productivity, labor costs, raw materials costs and sources, competitive operating margins, return on investment, managements and various other factors.

Table of Contents - Prospectus

Aggressive Growth Fund - Principal Investment Objective and Strategies

The Aggressive Growth Fund seeks long-term, tax-efficient capital appreciation by primarily investing in the equity securities of public companies with above-average prospective long-term growth rates. While focusing on capital appreciation, the Aggressive Growth Fund also seeks tax efficiency and lowered risk exposure through the use of hedging instruments and techniques such as short sales and options. Typically, these above-average growth rates are exhibited by companies addressing the challenges of rapid and fundamental changes in the world economy resulting from demographic, political and technological change. In this manner, the Aggressive Growth Fund seeks to build wealth for long-term investors. The Aggressive Growth Fund strives to balance tax efficiency with the inherent volatility in rapid growth markets and industries. The central premise of the Aggressive Growth Fund’s investment style is growth, but more specifically to move early into emerging areas of rapid growth, to stay with the leaders in established growth markets and to exit or sell short areas and/or companies that the Aggressive Growth Fund believes can no longer sustain strong, above-average growth and profitability.

The Aggressive Growth Fund generally seeks to invest in companies which exhibit the following characteristics:

•
Strong Growth Potential. The Aggressive Growth Fund seeks markets and industries with strong growth potential. Finding the areas with the greatest unmet needs leads one to the companies attempting to satisfy those needs, and often delivers strong growth opportunities. The Aggressive Growth Fund concentrates on market and industry niche opportunities with large, multi-year growth prospects.

•
Market Leaders. The Aggressive Growth Fund focuses on the leaders in these growth markets which often garner a disproportionate share of the positive financial returns. The Aggressive Growth Fund seeks to identify these leaders as they are emerging or re-emerging and before they are widely recognized. At times, this may require investing in private companies in various stages of development, subject to the investment restrictions set forth in this Prospectus and in the Statement of Additional Information. In selecting private companies for initial or continued inclusion in the Aggressive Growth Fund, the Fund employs the same investment strategies and standards used when selecting a publicly-held company.

•
High Operating Margins. The Aggressive Growth Fund concentrates on industries or companies with the potential to deliver strong profits, not just high revenue growth. The Aggressive Growth Fund focuses on companies with the potential for high profit margins and strong cash generation. Often, high margins are a sign that a company’s products and services have a high perceived value to its customers. High operating margins are also often indicative of companies with strong execution capabilities and provide companies with the financial flexibility to invest for future growth.

•
Long-Term, Sustainable Growth. The Aggressive Growth Fund will focus on the sustainability of strong growth, not just the absolute rate of change. The Aggressive Growth Fund considers the best growth stocks to be those that can sustain strong growth over long periods of time. Many companies can grow rapidly over short periods of time; far fewer have the resources, positioning and execution abilities to deliver superior growth records over time.

•
Companies Addressing Unmet Needs. The Aggressive Growth Fund will invest in a company in any industry or geographic market where it believes that the company’s new or differentiated product or service is addressing a substantially unmet need. Most high growth companies are in high growth markets, but others arise in mature sectors of the economy where new products and services, particularly those that are technologically driven, present new growth opportunities. The Aggressive Growth Fund seeks to diversify among industries to moderate risk but will not do so at the expense of limiting growth opportunities.

•
Strong Management Strategy and Performance. Quality of management and balance sheets will play key roles in the Aggressive Growth Fund’s investment decision process. A key part of sustainability is having the managerial and financial resources to fund strong growth. Balance sheet trends are also an important indicator as to the health of a business. Beyond a management’s historical performance record, the Aggressive Growth Fund focuses on the overall strategic vision and tactical decisions in assessing a company’s growth potential.

Table of Contents - Prospectus

Under normal conditions, the Aggressive Growth Fund invests at least 65% of its total assets in the equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Aggressive Growth Fund invests principally in markets and industries with strong growth potential, focusing primarily on the market leaders in these areas as these companies often garner a disproportionate share of the positive financial returns. Although the Aggressive Growth Fund may invest in companies of any size, the Aggressive Growth Fund’s investment strategy may result in a focus on smaller companies. The Aggressive Growth Fund may, but is not required to, invest in stocks from a variety of industries included in the technology, healthcare, energy and industrials, specialty retailing, media/leisure/cable/ entertainment and business and consumer services sectors which are some of the sectors within the economy that the investment adviser believes will have significant long-term growth rates based on its market research and company analysis. When investing in technology, the investment adviser focuses on product cycles and unit growth. When investing in healthcare, the investment adviser focuses heavily on demographic, regulatory and lifestyle trends. The investment adviser will consider overall growth prospects, financial conditions, competitive positions, technology, research and development, productivity, labor costs, raw materials costs and sources, competitive operating margins, return on investment, managements and various other factors.

Small Cap Growth Fund - Principal Investment Objective and Strategies

The Small Cap Growth Fund seeks long-term, tax-efficient capital appreciation by primarily investing in the equity securities of smaller growth companies which the Fund believes are trading at a discount to their underlying value yet have the potential for significant long-term growth. Typically, these above-average growth rates are exhibited by companies addressing the challenges of rapid and fundamental changes in the world economy resulting from demographic, political and technological change. In this manner, the Small Cap Growth Fund seeks to build wealth for long-term investors. The Small Cap Growth Fund strives to balance tax efficiency with the inherent volatility in rapid growth markets and industries. The central premise of the Small Cap Growth Fund’s investment style is growth, more specifically, growth stocks trading at a discount to their underlying value where a catalyst is in place to eliminate the discount through acceleration of revenues and earnings over a period of twelve months or more.

The Small Cap Growth Fund generally seeks to invest in companies which exhibit the following characteristics:

•
Strong, Incentivized Management Team. The Small Cap Growth Fund focuses, above all, on the quality and capability of a company’s management team because it believes that management is the most critical element in determining the success of a business. The Small Cap Growth Fund also focuses on management’s ownership of the company’s stock and what appropriate stock option plans are in place to incentivize all levels of management at the company.

•
No Financial Leverage. The Small Cap Growth Fund strongly prefers companies that take risks in their business and not on their balance sheet. The Small Cap Growth Fund prefers to invest in small cap companies that are debt free. The Small Cap Growth Fund believes that financing availability for small cap companies is so limited that to add leverage to the balance sheet is both unwise and unacceptable.

•
Coherent, Well-Thought-Out Strategy. The Small Cap Growth Fund seeks companies that have well-defined plans to penetrate their markets and to grow their businesses. The company’s management must be able to articulate that strategy to its shareholders and the investment community.

•
Strong, Long-Term Growth Potential. The Small Cap Growth Fund seeks markets and industries with strong growth potential. Finding the areas with the greatest unmet needs leads one to the companies attempting to satisfy those needs, and often delivers strong growth opportunities. The Small Cap Growth Fund concentrates on market and industry niche opportunities with large, multi-year growth prospects.

•
Market Leaders. The Small Cap Growth Fund focuses on the leaders in these growth markets which often garner a disproportionate share of the positive financial returns. The Small Cap Growth Fund seeks to identify these leaders as they are emerging or re-emerging and before they are widely recognized. At times, this may require investing in private companies in various stages of development, subject to the investment restrictions set forth in this Prospectus and in the Statement of Additional Information. In selecting private companies for initial or continued inclusion in the Small Cap Growth Fund, the Fund employs the same investment strategies and standards used when selecting a publicly-held company.

Table of Contents - Prospectus

•
High Operating Margins. The Small Cap Growth Fund concentrates on industries or companies with the potential to deliver strong profits, not just high revenue growth. The Small Cap Growth Fund focuses on companies with the potential for high profit margins and strong cash generation. Often, high margins are a sign that a company’s products and services have a high perceived value to its customers. High operating margins are also often indicative of companies with strong execution capabilities and provide companies with the financial flexibility to invest for future growth.

•
Companies Addressing Unmet Needs. The Small Cap Growth Fund invests in companies that are developing new or differentiated products or services to address a substantially unmet need. Some high growth companies arise in mature sectors of the economy where new products and services, particularly those that are technologically driven, present new growth opportunities. The Small Cap Growth Fund seeks to diversify among industries to moderate risk but will not do so at the expense of limiting growth opportunities.

Under normal conditions, the Small Cap Growth Fund invests at least 80% of its net assets in the equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System that have market capitalizations not exceeding $5 billion at the time of investment. The Small Cap Growth Fund invests, in general, in companies with strong growth potential that, for a variety of reasons, including the market’s inefficiencies, are trading at a discount to their underlying value where a catalyst is in place to eliminate that discount. The Small Cap Growth Fund may, but is not required to, invest in stocks from a variety of industries included in the technology, healthcare, energy and industrials, specialty retailing, media/leisure/cable/entertainment and business and consumer services sectors, which are some of the sectors within the economy that the investment adviser believes will have significant long-term growth rates based on its market research and company analysis. When investing in technology, the investment adviser focuses on product cycles and unit growth. When investing in healthcare, the investment adviser focuses heavily on demographic, regulatory and lifestyle trends. The investment adviser considers overall growth prospects, financial conditions, competitive positions, technology, research and development, productivity, labor costs, raw materials costs and sources, competitive operating margins, return on investment, managements and various other factors.

In the short term, equity markets often incorrectly value stocks. Good companies are often undervalued based on short-term factors such as a disappointing quarter for the company not representative of the strength of the business, undue general or industry-specific pessimism, institutions wishing to exit a large position in the stock or a lack of knowledge and support of the stock. The Small Cap Growth Fund believes that these undervalued situations represent buying opportunities. Lower quality companies are often overvalued based on short-term factors such as inordinate optimism about a new industry or technology, aggressive forecasts, investment banks promoting their clients, an earnings spike, momentum investors driving up prices or accounting gimmicks. These overvalued situations represent opportunities for short selling as, in the long term, real underlying value will eventually assert itself.

Principal Investment Strategies – All Funds

The following principal investment strategies are common to each of the Needham Funds (each a “Fund” and collectively, the “Funds”):

•
Fundamental Company and Market Analysis. The Funds rely foremost on fundamental company and market analysis and secondarily on macroeconomic analysis, including trends in gross domestic product (“GDP”), interest rates and inflation, to arrive at investment decisions. The Funds put a premium on in-depth company and industry analysis. The Fund managers intend to visit with company managements frequently, attend trade shows and other industry conferences and develop other sources of independent insight. The Funds track key economic and political events as they affect the relative attractiveness and growth prospects of the portfolio companies. However, given the uneven history of economic forecasting and the fact that many of the best growth companies can continue to grow even in a challenging economic environment, the Funds will rely foremost on finding the best positioned companies and not on market-timing.

•
Disciplined Approach to Valuation. The Funds seek to enhance shareholder returns with a disciplined approach to valuations, both relative and absolute. Since the markets’ valuations fluctuate due to many factors, including economic and political uncertainties, inflation perceptions and competition from other asset classes, the Funds look to value stocks both relative to the market and relative to other growth companies, seeking to pay the least for the most amount of sustainable growth. While growth stocks have generally carried high relative valuations to the market, even the best growth companies can become overvalued. The Funds will seek to find growth stocks typically trading at a discount, not a premium, to the market. However, the Funds intend to sell any holding if the absolute level of valuation, in their opinion, outstrips the growth potential of that company.

Table of Contents - Prospectus

•
Issuer and Market Sector Focus. Although the Funds are classified as “diversified” under the 1940 Act, the Funds may invest their assets in a smaller number of issuers than other, more diversified, funds. To the extent the Funds invest a significant portion of their assets in a few issuers’ securities, the performance of the Funds could be significantly affected by the performance of those issuers. As a fundamental policy, each Fund will not invest more than 25% of its net assets in issuers conducting their principal business in the same industry. See Statement of Additional Information — “Investment Restrictions.” However, each Fund at times may invest more than 25% of its total assets in securities of issuers in one or more market sectors, including the technology and healthcare sectors. A market sector may be made up of companies in a number of related industries.

•
Short Selling. The Funds may engage in short sales. In a short sale of a security, a Fund sells stock which it does not own, making delivery with securities borrowed from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Funds may make a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Funds replace the borrowed security.

Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrues during the period of the loan. In order to borrow the security, a Fund may also have to pay a premium and/or interest which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed. In addition, the broker may require the deposit of collateral. While the short position is open, the Fund must maintain on a daily basis segregated liquid assets so that the amount segregated plus the amount of collateral held for the benefit of the broker exceeds the current market value of the securities sold short. The amount of such excess is determined by the broker in accordance with Federal Reserve Board Regulation T, New York Stock Exchange rules, and the broker’s house requirements. The Fund may meet such excess by depositing cash or marketable securities with the lending broker.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any premium or interest the Fund may be required to pay in connection with the short sale. When a cash dividend is declared on a security in which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. However, any such dividend on a security sold short generally reduces the market value of the shorted security, thus increasing a Fund’s unrealized gain or reducing a Fund’s unrealized loss on its short-sale transaction. Whether a Fund will be successful in utilizing a short sale will depend, in part, on the investment adviser’s ability to correctly predict whether the price of a security it borrows to sell short will decrease.

The Funds may short highly valued companies in high growth sectors with challenged cost structures and balance sheets, eroding competitive positions and rapidly decelerating end demand. High growth markets invite numerous competitors, many of which do not survive. In the early stages of new markets, it is not always clear who the real winners will be. As the better companies emerge, the Funds look to short the weaker competitors when the Funds believe their valuations do not yet reflect their weaker status.

All short sales must be fully collateralized and none of the Funds will sell short securities the underlying value of which exceeds 25% of the value of the net assets of the Fund. The Funds will also limit short sales in any one issuer’s securities to 2% of the respective Fund’s net assets and will not sell short more than 2% of any one class of the issuer’s securities.

•
Exchange-Traded Funds. The Funds may invest in exchange-traded funds (“ETFs), including short sales of ETFs. For the Small Cap Growth Fund, investments in ETFs may be considered, for purposes of compliance with the Fund’s policy with respect to the investment of 80% of its net assets, equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System that have market capitalizations not exceeding $5 billion at the time of investment if the ETFs have economic characteristics similar to such equity securities.

Table of Contents - Prospectus

Non-Principal Investment Strategies – All Funds

As a non-principal technique, each of the Needham Funds may participate in initial public offerings (“IPOs”).

In summary, the keys to successful investing by the Funds include an understanding of macroeconomic and political trends, an evaluation of the high growth sectors of the economy, identifying a sector’s leaders and laggards, frequent visits with company management and analyses of companies’ business fundamentals, quality of management and competitive position. After finding an attractive growth candidate for the Funds, the specific company’s valuation is evaluated relative to its prospects and competing candidates, both current holdings and other potential investments, to determine if enough price appreciation potential is available to warrant inclusion in the Funds.

The Funds will seek to reduce their risks with in-depth fundamental analysis, a focused assessment of risk versus return, a view for the catalyst in the individual stock and reliable monitoring of positions to be responsive to changes in industry and market fundamentals. The Funds will also attempt to reduce their risk by taking short positions in companies where they believe market fundamentals have been exceeded, as well as by the use of options to hedge positions.

Furthermore, each Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, investment grade debt securities or repurchase agreements for defensive purposes. Consistent with the Funds’ investment objectives and policies, the Adviser may make changes to the Funds whenever it considers market, economic or political conditions to be unfavorable for profitable investing or it believes that doing so is in the best interest of the Funds. To the extent a Fund takes a defensive position, it may not achieve its investment objective.

The Funds will engage in an ongoing analysis of the existing Fund investments to ensure that the growth, profitability and valuation of the investments warrant their remaining in the Funds’ respective portfolios. Positions will be sold when they no longer meet the respective long-term investment objectives of the Funds. The Funds have adopted certain investment restrictions which are fundamental and may not be changed without a shareholder vote. Except as specifically noted, the Funds’ investment objectives and policies described in the preceding pages are not fundamental policies and may be changed or modified by the Board of Directors of The Needham Funds, Inc. (the “Board of Directors”) without shareholder approval. However, neither the Growth Fund nor the Aggressive Growth Fund will change its investment objective without first providing written notice to its shareholders at least 30 days in advance. The Small Cap Growth Fund will not change its investment objective or 80% investment strategy without first providing written notice to its shareholders at least 60 days in advance. A complete list of the Funds’ investment restrictions, both fundamental and non-fundamental, and certain other policies not described in the Prospectus may be found in the Statement of Additional Information.

Principal Risk Factors

The following principal risk factors are common to each of the Funds, unless otherwise indicated.

Stock Investing and Market Risks. The Funds invest primarily in equity securities, which fluctuate in value. Therefore, shares of the Funds will also fluctuate in value. Loss of money is a risk of investing in the Funds. The strategies used by the Funds’ portfolio managers may fail to produce the intended result, and stock selection may underperform the stock market, the Funds’ benchmarks or other funds with similar objectives. There is no guarantee that the Funds will achieve their investment goals of long-term, tax-efficient capital appreciation.

Focus Risks. Although the Funds are classified as “diversified” under the 1940 Act, the Funds may invest their assets in a smaller number of issuers than other, more diversified, funds. A Fund's NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Fund's investments consisted of securities issued by a larger number of issuers. While political and economic news can influence market-wide trends, other factors may be ignored by the market as a whole but may cause price swings in a single company’s stock or the stocks of the companies within a given industry.

Growth Investing Risks. The Funds invest in stocks believed by the investment adviser to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company's growth potential.

Table of Contents - Prospectus

Market Capitalization Risks (Growth Fund and Aggressive Growth Fund only). To the extent a Fund emphasizes stocks of small, mid or large cap companies, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Compared to small and mid cap companies, larger companies may be less responsive to changes and opportunities affecting their business. To the extent a Fund invests in small and mid cap companies, it will be subject to additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger companies. The shares of smaller companies tend to trade less frequently than those of larger companies, which can adversely affect the pricing of these securities and a Fund's ability to sell these securities.

Sector Risks. Business and economic developments affecting an industry in which the Funds invest a significant portion of their assets would likely have a greater effect on the Funds than those same developments would have on a fund invested in a wider spectrum of market or industry sectors.

A Fund may, but is not required to, focus its investments in companies in the technology sector. These companies generally operate in intensely competitive markets. This level of competition can put pressure on the prices of their products and services which could adversely affect their profitability. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence. Other risks include worldwide competition, changes in consumer preferences, problems with product compatibility, the effects of economic slowdowns, and changes in government regulation. The securities of companies in the technology sector may experience more price volatility than securities of companies in other sectors.

A Fund may, but is not required to, focus its investments in companies in the healthcare sector. The value of equity securities of these companies may fluctuate because of changes in the regulatory and competitive environment in which they operate. Many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Failure to obtain regulatory approvals or changes in governmental policies regarding funding or subsidies may also adversely affect the value of the equity securities of healthcare companies. Healthcare companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Furthermore, these companies may be adversely affected by product liability-related lawsuits. The securities of companies in the healthcare sector may experience more price volatility than securities of companies in other sectors.

Additionally, a Fund may, but is not required to, invest in business and consumer services companies. These companies may be affected by the performance of the economy as a whole and may also be affected by increases in interest rates and decreases in disposable income and consumer confidence.

Small Company Investment Risks. Investments in smaller companies may offer greater opportunities for capital appreciation than larger companies, but may also involve certain special risks. These companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. These securities may also trade less frequently and at a lower volume than more widely held securities, and may fluctuate in value more sharply than those of other securities. There may be less available information about these issuers or less market interest than is normally the case with respect to larger companies. Furthermore, investments based on the anticipated long-term growth of a company may decline in value if the catalyst for such growth does not occur.

Short Sales Risks. Short sales present the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Fund must purchase the security to return it to the lender. The Fund may not be able to close a short position at a favorable price or time and the loss of value on a short sale is potentially unlimited. A Fund must borrow securities to enter into a short sale. If the lender demands the return of the securities, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities. If this occurs at the same time other short-sellers are trying to borrow or buy the securities, the stock price could rise, making it more likely that the Funds will have to cover their short positions at an unfavorable price. This could happen regardless of whether or not the prospects for an issuer are favorable or unfavorable.

In addition to the principal risks discussed above, an investment in the Funds may be subject to additional risks which include those risks discussed below.

Table of Contents - Prospectus

Non-Principal Risk Factors – All Funds

Exchange-Traded Fund Risks. The risks of investing in ETFs typically reflect the risks associated with the types of instruments in which the ETFs invest. When a Fund invests in an ETF, shareholders of the Fund will bear indirectly their proportionate share of the expenses of the ETF (including management fees) in addition to the expenses of the Fund. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF's shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges' officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally.  A Fund will incur brokerage costs when purchasing and selling shares of ETFs.

IPO Risks. The Funds may purchase securities of a company that are offered pursuant to an IPO. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information available about the issuer.

Private Company Risks. Subject to the Funds’ investment policies and restrictions on investments in illiquid securities, the Funds may invest in privately-held companies. Investments in companies in the early stages of development, particularly those companies which have yet to offer securities to the public, may offer greater opportunities for capital appreciation than longer-established or publicly-held companies. However, investments in these companies are often riskier than investments in longer-established or publicly-held companies. Typically, there is very little public information available on these companies, their management philosophies and strategies may be untested, their product lines, markets and financial resources may be limited and the restrictions on resale of securities of such companies imposed by U.S. securities laws and by market forces in general may make it difficult for the Funds to liquidate any position it may have in such a company. Even if the Funds are able to liquidate a position in such a company, they may be forced to do so at prices which are not beneficial to the Funds.

In addition, the Funds may invest in the securities of non-U.S. issuers, which have risks that are different from the risks associated with investments in the securities of U.S. issuers.

Who Should Invest in the Funds

The Funds are not intended to provide a balanced investment program. The Funds are most suitable for an investor who is willing to accept a higher degree of risk than is present in many fixed-income or certain other equity mutual funds.

Portfolio Holdings

The Funds generally make their complete portfolio holdings available on their website, after a 10-day lag following the end of the most recent calendar quarter, at www.needhamfunds.com under Holdings. The ten largest equity holdings of each Fund also include the percentage of that Fund’s total investments that each holding represents.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information and on the Funds’ website at www.needhamfunds.com. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the Funds’ Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports are available by contacting the Funds’ administrator, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, by telephone at 1‑800‑625-7071, and on the Funds’ website at www.needhamfunds.com.

Investment Adviser

Needham Investment Management LLC (the “Adviser”), 250 Park Avenue, 10th Floor, New York, NY, 10177, was formed in 1995 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is an affiliate of Needham & Company, LLC. Needham & Company, LLC is the Funds’ distributor and is an investment banking firm specializing in growth companies and their investors.

The Adviser directs investments of the Funds pursuant to a Restated Investment Advisory Agreement dated October 21, 2004 between the Funds and the Adviser (the “Advisory Agreement”). Each Fund pays the Adviser a fee at the annual rate of 1.25% of the respective average daily net assets of the Fund. This fee is slightly higher than that paid by most mutual funds. The Adviser or persons employed by or associated with the Adviser are, subject to the authority of the Board of Directors, responsible for the overall management of the Funds’ affairs.

Table of Contents - Prospectus

The Adviser has contractually agreed to waive its management fee for, and to reimburse expenses of, the Retail Class and Institutional Class shares of each Fund in an amount that limits annual operating expenses (excluding taxes, interest, brokerage, dividends on short positions, fees and expenses of “acquired funds” (as defined in Form N-1A) and extraordinary items and excluding shareholder redemption fees but including the management fee stated in the Advisory Agreement) to not more than 1.95% and 1.40% of the average daily net assets of the Retail Class and Institutional Class shares, respectively, of the relevant Fund for the 12-month period ended April 30, 2019.  For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recover from a Fund fees waived and expenses reimbursed to the extent that such recovery would not cause the Total Annual Fund Operating Expenses (as used in Form N-1A) of the Fund to exceed 1.95% or 1.40% of the average daily net assets of the Retail Class or Institutional Class, respectively, of the Fund, but any such recovery will not include interest.

For the fiscal year ended December 31, 2017, after applicable waivers and/or reimbursements (or recoupment), the management fees paid by the Funds amounted to the following: 1.18% of the average daily net assets of the Growth Fund; 1.13% of the average daily net assets of the Aggressive Growth Fund; and 0.94% of the average daily net assets of the Small Cap Growth Fund.

A discussion regarding the basis for the Board of Directors’ approval of the Advisory Agreement is available in the Funds’ Annual Report to shareholders for the period ended December 31, 2017.

Portfolio Managers

Mr. John O. Barr is a graduate of Harvard Business School and Colgate University. From 1995 - 2000, Mr. Barr was a Managing Director and Senior Analyst at Needham & Company. He was an Institutional Investor All-Star and was ranked by Reuters as leader of one of the top software teams. He also served as Director of Research. From 2000 - 2002, he was a Managing Director and Senior Analyst at Robertson Stephens following semiconductor technology companies. From 2002 - 2008, Mr. Barr was a portfolio manager and analyst at Buckingham Capital Management’s diversified industry long/short domestic equity hedge fund. He focused on telecom, semiconductors and software. He also has experience with financials, energy, exploration and production and mining stocks. From 2008 - 2009, Mr. Barr was the Founding and Managing Member of Oliver Investment Management, LLC, a long-short hedge fund focused on small cap technology and exploration and mining stocks. He rejoined Needham & Company in August 2009 as a Managing Director and a portfolio manager of hedge funds. He serves as Executive Vice President and Co-Portfolio Manager of the Growth Fund and as Executive Vice President and the Portfolio Manager of the Aggressive Growth Fund. He engages in a variety of portfolio management-related activities, including stock selection, research, company visits and market analysis.

Mr. Chris Retzler is the Co-Portfolio Manager of the Growth Fund and the Portfolio Manager of the Small Cap Growth Fund. Mr. Retzler has been with Needham Asset Management, LLC since 2005. Mr. Retzler is a graduate of the Columbia Business School and was a Fulbright Scholar. He began his career in 1994 with Merrill Lynch Investment Banking. When he left Merrill Lynch in 2002, Mr. Retzler was an associate in Mergers and Acquisitions where he participated in numerous stock and asset transactions across a wide range of domestic and global industries. From 2002 until he joined Needham, he was in charge of Winterkorn, a privately owned company. Prior to becoming Co-Portfolio Manager of the Growth Fund and the Portfolio Manager of the Small Cap Growth Fund, Mr. Retzler was Managing Director of Needham Asset Management, LLC. Mr. Retzler’s responsibilities at Needham included examining and conducting due diligence on both existing and new investment opportunities for the Needham Funds. He also serves as Executive Vice President of the Growth Fund and the Small Cap Growth Fund. Mr. Retzler became Co-Portfolio Manager of the Growth Fund in January 2009 and Portfolio Manager of the Small Cap Growth Fund in January 2008. He engages in a variety of portfolio management-related activities, including stock selection, research, company visits and market analysis.

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in each Fund.

Table of Contents - Prospectus

Distribution Arrangements

Needham & Company, LLC (the “Distributor”), an affiliate of the Adviser, acts as a distributor for the Funds.

The Board of Directors has approved a Distribution and Services Agreement (the “Distribution Agreement”) appointing the Distributor as a distributor of shares of the Funds. Under the Distribution Agreement, the Distributor will bear the cost and expense of preparing, printing and distributing any materials not prepared by the Funds and other materials used by the Distributor in connection with its offering shares of the Funds.  Each Fund will pay all fees and expenses in connection with registering and qualifying its shares under Federal and state securities laws.

Rule 12b-1 under the 1940 Act permits an investment company to directly or indirectly finance any activity associated with the sale and distribution of its shares and/or shareholder-related services in accordance with a plan adopted by the Board of Directors. Pursuant to this rule, the Directors of The Needham Funds, Inc. have approved an Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 (the “Rule 12b-1 Plan”) pursuant to which each Fund may pay a distribution services and/or shareholder services fee to Needham & Company, LLC or others at an annual rate of up to 0.25% of the aggregate average daily net assets of Retail Class shares of such Fund which are attributable to the efforts of Needham & Company, LLC or the various other distributors or service providers. These fees are paid out of the assets of each Fund’s Retail Class shares on an ongoing basis, and thus over time these fees will increase the cost of your investment in Retail Class shares and may cost you more than paying other types of sales charges.

In addition, the Adviser may pay amounts from its own resources, and not as an additional charge to the Funds, to certain financial institutions in connection with the sale and/or distribution of the Funds’ shares or the retention and/or servicing of the Funds’ shareholders. These payments, which may include payments for marketing support, are in addition to any distribution or servicing fees payable pursuant to the Funds’ Rule 12b-1 Plan. Because these payments are not made by shareholders or the Funds, the Funds’ total expense ratios will not be affected by any such payments. These payments sometimes are referred to as “revenue sharing.” In some cases, such payments may create an incentive for the financial institution to recommend or make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution’s customers.

The Needham Funds, Inc. and/or the Distributor may enter into related servicing agreements appointing various firms, such as broker-dealers or banks, and others, to provide all or any portion of the foregoing services for their customers or clients through the Funds.

The accounting and shareholder-related services provided by broker-dealers, banks and other qualified financial institutions may include, but are not limited to, establishing and maintaining shareholder accounts, sub-accounting, processing of purchase and redemption orders, sending confirmation of transactions, forwarding financial reports and other communications to shareholders, and responding to shareholder inquiries regarding the Funds. U.S. Bank, N.A. acts as custodian for the Funds.

Net Asset Value

The price of each Fund’s shares is the net asset value (“NAV”) of each Fund. The NAV per share of each Fund will generally be determined on each day when the New York Stock Exchange (the “Exchange”) is open for business at the close of regular session trading on the Exchange (usually 4:00 p.m. Eastern Time) and will be computed by determining the aggregate market value of all assets of each class of each Fund less its liabilities, and then dividing that amount by the total number of its shares outstanding. Due to the fact that different expenses are charged to the Retail Class and Institutional Class shares of a Fund, the NAV of the two classes of a Fund will vary. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. The Exchange will not open in observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. However, on those days, the value of the Funds’ assets may be affected to the extent that the Funds hold foreign securities that trade on foreign markets that are open. From time to time, the Funds may employ fair-value pricing to value securities for which market quotations are not readily available or for which market quotations are believed to be unrepresentative of fair market value. The determination of NAV for a particular day is applicable to all applications for the purchase of shares as well as all requests for the redemption of shares received by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), before the time at which NAV is determined on that day. Therefore, the price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. All purchase orders received before 4:00 p.m. (Eastern Time) will be processed on that same day. Purchase orders received after 4:00 p.m. (Eastern Time) will receive the next business day’s NAV per share. The Funds may change the time at which the price of each Fund’s shares is determined if the Exchange closes at a different time or an emergency or other extraordinary situation exists.

Table of Contents - Prospectus

Portfolio securities for which market quotations are readily available are stated at the last sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices.

All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Fund, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the Exchange closes, are valued at their fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Directors. Fair value may be determined using a variety of factors, including the analysis of market valuations of comparable securities, the analysis of market events which the Adviser believes impacts the determination of fair value, the use of the most recently traded price for a security, or any quantitative or qualitative analysis which will allow a Fund to reasonably arrive, in good faith, at a fair valuation.

When fair-value pricing is employed, the prices of securities used by the Funds to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. The Adviser includes any fair-value pricing of securities in a written report to the Board of Directors for its consideration and approval on a quarterly basis.

How to Purchase Shares

The Funds currently offer two classes of shares: Retail Class shares and Institutional Class shares.

Retail Class Shares

Retail Class shares are offered at their NAV without any sales or other charge. Retail Class shares are subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Retail Class shares. Over time, fees paid under this distribution and service plan will increase the cost of a Retail Class shareholder’s investment and may cost more than other types of sales charges. The minimum initial investment for Retail Class shares for individuals, corporations, partnerships, and trusts is $2,000. There is a $100 minimum for subsequent investments. For IRAs, the minimum initial investment is $1,000 and there is no minimum for subsequent investments.

Institutional Class Shares

Institutional Class shares are offered primarily for direct investments by institutional investors, such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations, and high net worth individuals. The minimum initial investment for Institutional Class shares is $100,000. The Adviser may waive the initial minimum in certain circumstances, including, but not limited to, the following:

• Certain wrap or other fee based programs for the benefit of clients of investment professionals or other financial intermediaries;

• Employees and directors of the Adviser and its affiliates and their families;

• Employee benefit plans sponsored by the Adviser;

• Directors of The Needham Funds, Inc. and their families;

• Employer-sponsored retirement plans, such as defined contribution plans (401(k) plans and 457 plans), defined benefit plans, pension and profit-sharing plans, employee benefit trusts, employee benefit plan alliances and other retirement plans established by financial intermediaries where the investment is expected to reach the $100,000 minimum within a reasonable time period; and

• Certain registered investment advisers, broker-dealers and individuals accessing accounts through registered investment advisers.

Table of Contents - Prospectus

Family members include a spouse, parents, a spouse’s parents, children, children’s spouses, brothers, sisters, and a domestic partner of the employee, Director of The Needham Funds, Inc., or director of the Adviser.

Factors to Consider when Choosing a Share Class

When deciding which class of shares of a Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares.  To help you make a determination as to which class of shares to buy, please refer back to the examples of the Funds’ expenses over time in the “Fees and Expenses of the Fund” section for each Fund in this Prospectus.  You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Purchasing Shares

You may purchase shares of the Funds by sending a completed application form and check to:

The Needham Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

However, you should not send any correspondence by overnight courier to the above post office box address. Correspondence sent by overnight courier should be sent to:

The Needham Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase applications or orders does not constitute receipt by the Transfer Agent. Receipt of purchase applications or orders is based on when the order is received at the Transfer Agent’s offices.

Please make sure you indicate how much money you want invested in each Fund.

You may purchase additional Fund shares by telephone by calling 1-800-625-7071. Telephone transactions may not be used for initial purchases. U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) is the administrator of the Funds.

You also may purchase shares of the Funds through authorized broker-dealers or other institutions who may charge for their services. These sales agents have the responsibility of transmitting purchase orders and funds, and of crediting their customers’ accounts following redemptions, in a timely manner and in accordance with their customer agreements and this Prospectus. The Funds may be deemed to have received a purchase order when an authorized broker-dealer or, if applicable, its authorized designee, receives the order.

The Funds’ minimum investment requirements may be waived for certain fee-based advisory accounts that are included in investment advisory products (for example, wrap accounts). In addition, the Adviser, in its sole discretion, may waive the minimum initial or subsequent investment amount on a case-by-case basis. Shares of the Funds are offered on a continuous basis. The Funds, however, reserve the right, in their sole discretion, to reject any application to purchase shares. Purchases cannot be made without a completed application. All checks must be in U.S. dollars drawn on a domestic bank. The Funds will not accept payment in cash or money orders. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post dated checks or any conditional order or payment. The Transfer Agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.

All shares will be purchased at the NAV per share next determined after receipt of your application in good order. “Good order” means that your purchase request includes:

•	Fund name and account number;

•	Amount of the transaction (in dollars or shares);

•	A completed account application or investment stub;

•
Corporate/Institutional accounts only: A certified corporate resolution dated within the last six months (or a certified corporate resolution and letter of indemnity) must be on file with the Transfer Agent;

•	Any supporting legal documentation that may be required; and

•	When opening a new account, a check payable to Needham Funds.

Table of Contents - Prospectus

After you open an account, you may purchase additional shares by sending a check payable to Needham Funds and using the address given above. Please include your account number and the name of the Fund in which you wish to invest on the check. Investors may purchase additional shares of a Fund by calling 1-800-625-7071. Unless you have declined telephone transaction options on your account application, and if your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have submitted a voided check or savings deposit slip to have bank information established on your account prior to making a purchase. Telephone trades must be received by or prior to market close. If your order is received prior to 4:00 p.m. Eastern Time, your shares will be purchased at the net asset value calculated on the day your order is placed. If your order is received after 4:00 p.m. Eastern Time, your shares will be purchased at the net asset value calculated on the next business day. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern time).

Wire Transfer

If you are making your first investment in the Funds, before you wire funds the Transfer Agent must have a completed account application. You may mail or overnight deliver your account application to the Transfer Agent. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
(name of Fund to be purchased)
(shareholder registration)
(shareholder account number)

Before sending your wire, please contact the Transfer Agent at 1-800-625-7071 to advise it of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.  Wired funds must be received prior to 4:00 p.m. (Eastern Time) to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Exchanges

You may exchange some or all of your shares in any Fund for the same class of shares in an identically registered account of any other Funds of The Needham Funds, Inc.

When you exchange shares, you are really selling shares of one Fund and buying shares of another Fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after your exchange request is received. Please note that any exchange may have tax consequences for you. You may exchange your shares on any day on which the Exchange is open for trading by contacting the Funds directly either by mail or telephone, if you did not decline telephone transaction options on your application. You may also exchange shares through your financial institution by mail or telephone. If you establish a new account by exchange, the exchanged shares must have a minimum value of $2,000 ($1,000 for IRAs). All subsequent exchanges must have a minimum value of $500. There is no minimum value for subsequent exchanges made by IRAs. However, the Adviser, in its sole discretion, may waive the minimum value of exchanged shares on a case-by-case basis. If you recently purchased shares by check or electronic funds transfer through the ACH network, you may not be able to exchange your shares until your purchase has cleared (which may take up to 12 calendar days from the date of purchase).

There is currently no service fee for exchanges; however, the Funds may change or terminate this privilege on 60 days’ notice. Broker-dealers may charge you a fee for handling exchanges. Please note that exchanges may be made only four (4) times in any twelve (12) month period. The exchange privilege is not intended as a vehicle for short-term trading.

Table of Contents - Prospectus

Conversions

You may be able to convert your shares of one class of a Fund into shares of another class of the same Fund, provided certain conditions are met, such as meeting the applicable eligibility requirements for investment into the new share class.

If you wish to convert your shares of one class of a Fund into shares of another class of the Fund, you must contact the Fund at 1-800-625-7071. The conversion will be effected on the basis of the relative net asset values of the two classes as of the conversion date without the imposition of any fee or other charges by a Fund. Please contact your financial intermediary about any fees that it may charge. A conversion of shares of one class of a Fund into shares of another class of a Fund is not expected to result in realization of a capital gain or loss for federal income tax purposes.

Automatic Investment Program

Once your account has been opened with the initial minimum investment you may make additional purchases on the fifth or twentieth day of each month through the Automatic Investment Plan. This Plan provides a convenient method to have monies deducted from your bank account for investment into the Funds. In order to participate in the Plan, each purchase must be in the amount of $100 or more for Retail Class shares, and your financial institution must be a member of the ACH network. If your bank rejects your payment, the Funds’ Transfer Agent will charge a $25.00 fee to your account. To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or call the Funds’ Transfer Agent at 1-800-625-7071 for additional information. Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent 5 days prior to the effective date.

Anti-Money Laundering Compliance

The Funds, the Distributor, and certain financial intermediaries (the “AML Entities”) are required to comply with various anti-money laundering laws and regulations. Consequently, the AML Entities may request additional information from you to verify your identity and source of funds. If the AML Entities determine that the information submitted does not provide for adequate identity verification, it reserves the right to reject the establishment of your account. If at any time the AML Entities believe an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, they may choose not to establish a new account or may be required to “freeze” a shareholder’s account. They also may be required to provide a governmental agency or another financial institution with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the AML Entities to inform the shareholder that it has taken the actions described above.

Federal law requires the Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with a Fund. Effective May 11, 2018, if you are opening an account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners of the legal entity. Applications without the required information may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, a Fund reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Fund or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. A Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified. Shares of the Funds have not been registered for sale outside of the United States. Please contact the Transfer Agent at 1-800-625-7071 if you need additional assistance when completing your application.

How to Redeem Shares

You may redeem your shares at any time. You are entitled to redeem all or any portion of the shares credited to your accounts by submitting a written request for redemption by regular mail to:

The Needham Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Table of Contents - Prospectus

Redemption requests sent by overnight courier should be sent to:

The Needham Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Please make sure you indicate how much money you want to redeem from each Fund.

Upon receipt of a redemption request in good order, your shares will be redeemed at the next determined NAV. If any portion of the shares to be redeemed represents an investment made by check or electronic funds transfer through the ACH network, the Funds may delay payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that your purchase has cleared. This may take up to twelve (12) calendar days from the purchase date.

Payment for shares redeemed will be mailed to you typically within one or two business days, but no later than the seventh calendar day after receipt of the redemption request by USBFS. If payment of liquidation proceeds is to be made by wire transfer to a predetermined bank account, a $15.00 wire fee will be applied. Investors may also have proceeds sent via electronic funds transfer through the ACH network, to a previously designated bank account. There is no charge to have proceeds sent via the ACH system and credit is available within 2-3 days.

The Funds typically send redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received, regardless of whether the request is made in writing, by telephone, wire, or an ACH transfer. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. Shares purchased by check or electronic funds transfer through the ACH network, may be sold only after the purchase amount clears, which may take up to seven calendar days.

Under normal circumstances, the Funds expect to meet redemption requests through cash holdings and/or the sale of cash equivalents or investment assets. Each Fund further reserves the right to distribute “in kind” securities from the Fund’s portfolio in lieu (in whole or in part) of cash under certain circumstances, including under stressed market conditions. It is not expected that a Fund would do so except during unusual or stressed market conditions. A redemption, whether in cash or in-kind, is a taxable event to you. If a Fund pays redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

        Your written redemption request will be considered to have been received in “good order” if it includes:

• The shareholder’s name;

• The name of the Fund;

• The account number;

• The share or dollar amount to be redeemed; and

•	The signatures of all registered shareholders with signature guarantees, if applicable.

USBFS may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or an attorney-in-fact.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	If ownership is being changed on your account;

Table of Contents - Prospectus

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	When a redemption request is received by USBFS and the account address has changed within the last 60 calendar days; and
•	For all redemptions in excess of $25,000 from any shareholder account.

In addition to the situations described above, the Funds and/or USBFS reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation. The Funds reserve the right to waive any signature requirement at their discretion.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Non-financial transactions, including establishing or modifying certain services on an account, may require signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Telephone Redemptions/Exchanges

The Funds permit individual shareholders or a representative of record for an account to redeem or exchange shares by telephone in amounts up to $25,000 by calling 1-800-625-7071. If you have not declined telephone transaction options on the account application, you may redeem or exchange shares by telephone. Telephone redemptions or exchanges must be in amounts of $1,000 or more. Instructions must include your account number and the name of the Fund. Checks issued must be made payable to the owner of record and may only be mailed to the address of record. The request cannot be honored if an address change has been made for the account within 60 days of the telephone redemption request. If there are multiple account owners, the Transfer Agent may rely on the instructions of only one owner.

Shares held in IRA or other retirement plan accounts may be redeemed by telephone at 1-800-625-7071. Investors will be asked whether to withhold taxes from any distribution. The Administrator may record all calls.

Each Fund or its agents will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, among other things, requiring some form of personal identification prior to acting upon telephone instructions. If an account has more than one owner or authorized person, the Fund or its agents will accept telephone instructions from any one owner or authorized person. The Funds reserve the right to refuse a telephone redemption or exchange if they believe it is advisable to do so. Assuming the Funds’ security procedures are followed, neither the Funds nor their agents (including USBFS) will be responsible for the authenticity of redemption or exchange instructions received by telephone and believed to be genuine and any loss therefrom will be borne by the investor. During periods of substantial economic or market change, telephone redemptions or exchanges may be difficult to complete. You may always redeem or exchange shares by mail if you are unable to contact the Funds or their agents by telephone. Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern time).

Additional Information on Redemptions

The Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of the Funds’ shares by the Funds’ shareholders. The Funds discourage, and do not accommodate, frequent purchases and redemptions of the Funds’ shares by the Funds’ shareholders. The Funds restrict or reject such trading or take other action if, in the judgment of the Adviser or the Funds’ Transfer Agent, such trading may interfere with the efficient management of the Funds’ portfolios, may materially increase the Funds’ transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Funds and their shareholders. The steps the Funds utilize to discourage frequent transactions may include monitoring trading activity and imposing trading restrictions on certain accounts. Transactions placed in violation of the Funds’ market-timing trading policy may be cancelled or revoked by the Funds on the next business day following receipt by the Funds.

Table of Contents - Prospectus

While the Funds (directly and with the assistance of their service providers) identify and restrict frequent trading, there is no guarantee that the Funds will be able to detect frequent purchases and redemptions or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. The Funds receive purchase and sale orders through financial intermediaries and cannot always detect frequent trading that may be facilitated by the use of such intermediaries or by the use of group or omnibus accounts maintained by those intermediaries. In situations in which the Funds become aware of possible market-timing activity, it will notify the financial intermediary in order to help facilitate the enforcement of its market-timing policies and procedures. These policies will be applied uniformly to all financial intermediaries. However, there is no assurance that the financial intermediary will investigate or stop any activity that proves to be inappropriate. There is a risk that the Funds’ and the financial intermediary’s policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. Whether or not the Funds or the financial intermediaries detect it, if market-timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above.

You may elect to have redemption proceeds of $1,000 or more wired to your brokerage account or a commercial bank account designated by you. The current fee for this service is $15.00.

If you have an IRA or other retirement plan, you must indicate on your written redemption request whether or not to withhold Federal income tax. Redemption requests failing to indicate an election not to have Federal income tax withheld will be subject to withholding.

You may also redeem shares through broker-dealers holding such shares who have made arrangements with the Funds permitting redemptions by telephone or facsimile transmission. These broker-dealers may charge a fee for this service. The Funds will be deemed to have received a redemption order when an authorized broker-dealer, or, if applicable, its authorized designee, receives the order.

If your transactions in the Funds’ shares at any time reduce your account value to below $1,000, the Funds may choose to notify you that, unless your account is brought up to at least such minimum amount, the Funds may, within 90 days, redeem all your shares in the account and close it by making payment to you of the proceeds.

Your Fund account may be transferred to the state government of your state of residence if it fails to meet certain ownership or activity requirements as specified in your state’s abandoned property laws.

It is important that the Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Fund to complete a Texas Designation of Representative form.

Shareholder Services

Certain tax-advantaged retirement plans are available through which you may purchase shares, including IRAs (and “rollovers” from existing retirement plans) for you and your spouse, SEP-IRAs and Roth IRAs. Shares of the Funds may also be purchased by Qualified Retirement Plans such as profit-sharing and money purchase plans, 401(k) Plans and other Defined Contribution Plans, and by Defined Benefit Plans. These types of accounts may be established only upon receipt of a written application form. Should you have questions on the purchase of shares by retirement plans, please call 1-800-625-7071 for Shareholder Services.

Tax Status, Dividends and Distributions

Each Fund intends to make annual distributions to its shareholders of record of substantially all of its realized net capital gains (the excess of realized net long-term capital gains over realized net short-term capital losses), any realized net gains from foreign currency transactions, net investment income and the excess, if any, of realized net short-term capital gains over realized net long-term capital losses. The Funds may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed ordinary income and capital gain net income. Certain distributions made to shareholders of record as of a date in October, November or December of a given year which are paid by the Funds in January of the immediately subsequent year will be taxable to shareholders as if received on December 31 of such given year.

Table of Contents - Prospectus

Unless an investment in a Fund is through a tax-exempt account or plan, such as an IRA or qualified retirement plan, distributions are generally taxable to shareholders at different rates depending on the length of time the Fund holds its assets and the type of income that the Fund earns. Different tax rates apply to ordinary income, qualified dividend income and long-term capital gain distributions, regardless of the shareholder’s holding period for the shares. In general, under current law a non-corporate shareholder’s net capital gains will be taxed at a maximum rate of 20% thereafter, for property held by a Fund for more than 12 months. Distributions of net investment income and net capital gains are taxable whether received in cash or reinvested in additional shares. In addition a 3.8% Medicare tax is imposed on the “net investment income” of certain individuals, estates and trusts.  For this purpose, “net investment income” generally includes taxable dividends and redemption proceeds from investments in regulated investment companies such as the Fund.

Unless a shareholder elects to do otherwise, all dividends and capital gain distributions from the Funds will be automatically reinvested in additional full and fractional Fund shares. Shareholders who do not wish to have dividends and distributions automatically reinvested in Fund shares may choose the following options:

(1)	automatic reinvestment of capital gain distributions in Fund shares and payment of dividends in cash;

(2)	payment of all distributions and dividends in cash; or

(3)	payment of capital gains distributions in cash and automatic reinvestment of dividends in Fund shares.

If you elect to receive capital gains and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the respective Fund’s current net asset value, and to reinvest all subsequent distributions.

Shareholders may change this election at any time by notifying the Transfer Agent by telephone or in writing at least five days prior to the record date of the distribution. If the account is maintained at an eligible broker-dealer or bank contact your account representative. Dividends and distributions will be reinvested at the respective Fund’s per share NAV on the reinvestment date established for the dividend or distribution.

The Funds are required to withhold as “backup withholding” 24% of distributions and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Funds with a correct taxpayer identification number and certain required certifications or who are otherwise subject to backup withholding. Upon a redemption of Fund shares, a shareholder will ordinarily recognize a taxable gain or loss, subject to certain Federal tax rules.

The Funds report their shareholders’ cost basis, gain or loss, and holding period to the Internal Revenue Service on the Consolidated Form 1099 provided to the shareholders of the Funds when “covered” shares of the Funds are redeemed. Covered shares are any shares acquired (including shares acquired through reinvestment of the Funds’ distributions) on or after January 1, 2012. Each of the Funds has chosen the “average cost” method as its default tax method. The Funds will use this method for purposes of reporting a shareholder’s cost basis unless a shareholder instructs the relevant Fund in writing to use a different calculation method. A shareholder may choose a method different from the default method chosen by the Funds at the time of purchase or sale of covered shares. Shareholders should consult their tax advisors with regard to their particular circumstances.

The foregoing is only a summary of some of the important Federal tax considerations generally affecting the Funds and shareholders. In addition to those considerations, there may be other Federal, state, local or foreign tax considerations applicable to a particular investor. Prospective shareholders are therefore urged to consult their tax advisers with respect to the effects of the investment on their own tax situations.

Administrator, Shareholder Servicing Agent and Transfer Agent

The Funds employ U.S. Bancorp Fund Services, LLC as administrator pursuant to a Fund Administration Servicing Agreement (the “Agreement”), to provide administrative services to the Funds. The services provided by the Administrator under the Agreement are subject to the supervision of the officers and Directors of The Needham Funds, Inc., and include day-to-day administration of matters related to the corporate existence of the Funds, maintenance of records and preparation of reports.

USBFS also provides various shareholder services made available to each shareholder, including performance of transfer agency and registrar functions and as dividend paying agent. USBFS acts as the Funds’ shareholder servicing agent and fund accountant. Its principal business address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Table of Contents - Prospectus

Custodian

U.S. Bank, N.A. acts as custodian for the Funds.  Its principal business address is 1555 N. Rivercenter Dr., Suite 302, Milwaukee, Wisconsin 53212.

Additional Information

Independent Registered Public Accounting Firm

KPMG LLP, 345 Park Avenue, New York, New York 10154 serves as the Funds’ independent registered public accounting firm.

Counsel

Proskauer Rose LLP, Eleven Times Square
 New York, NY 10036, serves as the Funds’ legal counsel.

Index Descriptions

A direct investment in the following indices is not possible.

Russell 2000® Index

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500® Index

The S&P 500® Index focuses on the large-cap sector of the market; however, since it includes a significant portion of the total value of the market, it also represents the market. Companies in the S&P 500® are considered leading companies in leading industries.

S&P MidCap 400 Index®

The S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The index seeks to remain an accurate measure of mid-sized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis.

Household Delivery of Shareholder Documents

To reduce expenses, The Needham Funds, Inc. may mail only one copy of the Funds’ Prospectus, annual and semi-annual reports and proxy and information statements to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-800-625-7071 or contact your financial institution. You will begin receiving individual copies thirty days after receiving your request.

Table of Contents - Prospectus

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information below is excerpted from the Funds’ financial statements which have been audited by KPMG LLP, whose report, along with the Funds’ financial statements and related notes, is included in the Funds’ Annual Report for such periods. The 2017 Annual Report is available upon request and without charge by calling 1-800-625-7071.

Needham Growth Fund - Retail Class

(For a Share Outstanding Throughout each Year)	Year Ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$43.40	$40.96	$46.00	$45.06	$33.66
Investment Operations
Net Investment Income (Loss)	(0.78)	(0.59)	(0.68)	(0.58)	(0.54)
Net Realized and Unrealized Gain (Loss) on Investments	4.45	4.86	(1.60)	4.59	12.20
Total from Investment Operations	3.67	4.27	(2.28)	4.01	11.66

Less Distributions
Net Realized Gains	(4.16)	(1.83)	(2.76)	(3.07)	(0.26)
Total Distributions	(4.16)	(1.83)	(2.76)	(3.07)	(0.26)

Capital Contributions
Redemption Fees	—(a)	—(a)	—(a)	—(a)	—(a)
Total Capital Contributions	—(a)	—(a)	—(a)	—(a)	—(a)
Net Asset Value, End of Year	$42.91	$43.40	$40.96	$46.00	$45.06

Total Return	8.32%	10.57%	(5.07%)	8.98%	34.68%
Net Assets, End of Year (000’s)	$78,014	$119,117	$127,154	$147,816	$141,693
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	2.34%	2.17%	2.05%	1.84%	1.89%
Ratio of Net Expenses to Average Net Assets (before interest and dividend expense)	1.90%	1.84%	1.82%	1.80%	1.82%
Ratio of Total Expenses to Average Net Assets (before waiver and reimbursement of expenses)	2.34%	2.17%	2.05%	1.84%	1.89%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.73)%	(1.36)%	(1.48)%	(1.32)%	(1.30)%
Ratio of Net Investment Income (Loss) to Average Net Assets (before waivers and reimbursements of expenses)	(1.73)%	(1.36)%	(1.48)%	(1.32)%	(1.30)%
Portfolio Turnover Rate	9%	12%	13%	12%	12%

(a) Value is less than $0.005 per share.

Table of Contents - Prospectus

Needham Growth Fund - Institutional Class

(For a Share Outstanding Throughout each Period)
	Year Ended December 31, 2017	Period from December 30, 2016 through December 31, 2016(1)
Net Asset Value, Beginning of Period	$43.40	$43.40
Investment Operations
Net Investment Loss	(0.56)	—
Net Realized and Unrealized Gain on Investments	4.47	—
Total from Investment Operations	3.91	—

Less Distributions
Net Realized Gains	(4.16)	—
Total Distributions	(4.16)	—

Capital Contributions
Redemption Fees	—	—
Total Capital Contributions	—	—
Net Asset Value, End of Period	$43.15	$43.40

Total Return	8.89%	0.00%
Net Assets, End of Period (000’s)	$32,476	$117
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.90%	1.40%
Ratio of Net Expenses to Average Net Assets (before interest and dividend expense)	1.40%	1.40%
Ratio of Total Expenses to Average Net Assets (before waiver and reimbursement of expenses)	2.15%	—%
Ratio of Net Investment Loss to Average Net Assets	(1.24)%	—%
Ratio of Net Investment Loss to Average Net Assets (before waivers and reimbursements of expenses)	(1.49)%	—%
Portfolio Turnover Rate	9%	0%

(1)	The Class commenced operations on December 30, 2016.

Table of Contents - Prospectus

Needham Aggressive Growth Fund - Retail Class

(For a Share Outstanding Throughout each Year )	Year Ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$22.29	$19.56	$23.55	$22.66	$16.63
Investment Operations
Net Investment Loss	(0.49)	(0.38)	(0.39)	(0.38)	(0.37)
Net Realized and Unrealized Gain
(Loss) on Investments	2.46	4.61	(1.28)	1.98	6.40
Total From Investment Operations	1.97	4.23	(1.67)	1.60	6.03

Less Distributions
Net Realized Gains	(1.19)	(1.50)	(2.32)	(0.71)	—
Total Distributions	(1.19)	(1.50)	(2.32)	(0.71)	—

Capital Contributions
Redemption Fees	—(a)	—(a)	—(a)	—(a)	—(a)
Total Capital Contributions	—(a)	—(a)	—(a)	—(a)	—(a)
Net Asset Value, End of Year	$23.07	$22.29	$19.56	$23.55	$22.66

Total Return	8.73%	22.18%	(7.05)%	7.13%	36.26%
Net Assets, End of Year (000’s)	$41,107	$58,696	$50,906	$62,353	$68,470
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	2.63%	2.71%	2.41%	2.09%	2.07%
Ratio of Net Expenses to Average Net Assets
(before interest and dividend expense)	1.95%	1.95%	1.93%	1.91%	1.91%
Ratio of Total Expenses to Average Net Assets
(before waivers and reimbursement of expenses)	2.65%	2.72%	2.42%	2.09%	2.07%
Ratio of Net Investment Loss to Average Net Assets	(2.12)%	(1.99)%	(1.73)%	(1.60)%	(1.74)%
Ratio of Net Investment Loss to Average Net Assets (before waivers and reimbursements of expenses)	(2.14)%	(2.00)%	(1.74)%	(1.60)%	(1.74)%

Portfolio Turnover Rate	15%	14%	15%	19%	20%

(a) Value is less than $0.005 per share.

Table of Contents - Prospectus

Needham Aggressive Growth Fund - Institutional Class

(For a Share Outstanding Throughout each Period)
	Year Ended December 31, 2017	Period from December 30, 2016 through December 31, 2016(1)
Net Asset Value, Beginning of Period	$22.29	$22.29
Investment Operations
Net Investment Loss	(0.40)	—
Net Realized and Unrealized Gain on Investments	2.51	—
Total from Investment Operations	2.11	—

Less Distributions
Net Realized Gains	(1.19)	—
Total Distributions	(1.19)	—

Capital Contributions
Redemption Fees	—	—
Total Capital Contributions	—	—
Net Asset Value, End of Period	$23.21	$22.29

Total Return	9.36%	0.00%
Net Assets, End of Period (000’s)	$20,441	$162
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	2.22%	1.40%
Ratio of Net Expenses to Average Net Assets (before interest and dividend expense)	1.40%	1.40%
Ratio of Total Expenses to Average Net Assets (before waiver and reimbursement of expenses)	2.64%	—%
Ratio of Net Investment Loss to Average Net Assets	(1.69)%	—%
Ratio of Net Investment Loss to Average Net Assets (before waivers and reimbursements of expenses)	(2.11)%	—%
Portfolio Turnover Rate	15%	0%

(1)	The Class commenced operations on December 30, 2016.

Table of Contents - Prospectus

Needham Small Cap Growth Fund - Retail Class

(For a Share Outstanding Throughout each Year)	Year Ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$15.25	$12.44	$14.01	$15.63	$12.22
Investment Operations
Net Investment Loss	(0.18)	(0.20)	(0.24)	(0.24)	(0.31)
Net Realized and Unrealized Gain
(Loss) on Investments	1.99	4.03	(1.02)	0.32	3.72
Total From Investment Operations	1.81	3.83	(1.26)	0.08	3.41

Less Distributions
Net Realized Gains	(1.40)	(1.02)	(0.31)	(1.70)	—
Total Distributions	(1.40)	(1.02)	(0.31)	(1.70)	—

Capital Contributions
Redemption Fees	0.01	—(a)	—(a)	—(a)	—(a)
Total Capital Contributions	0.01	—(a)	—(a)	—(a)	—(a)
Net Asset Value, End of Year	$15.67	$15.25	$12.44	$14.01	$15.63

Total Return	11.81%	31.26%	(8.96)%	0.80%	27.91%
Net Assets, End of Year (000’s)	$19,317	$35,518	$23,473	$32,116	$43,950
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.95%	2.09%	2.05%	2.01%	2.06%
Ratio of Net Expenses to Average Net Assets
(before interest and dividend expense)	1.95%	1.95%	1.95%	1.95%	1.96%
Ratio of Total Expenses to Average Net Assets
(before waivers and reimbursement of expenses)	2.15%	2.30%	2.25%	2.11%	2.09%
Ratio of Net Investment Loss to Average Net Assets	(1.14)%	(1.83)%	(1.61)%	(1.49)%	(1.80)%
Ratio of Net Investment Loss to Average Net Assets (before waivers and reimbursements of expenses)	(1.34)%	(2.04)%	(1.81)%	(1.59)%	(1.83)%
Portfolio Turnover Rate	80%	99%	64%	69%	58%

(a) Value is less than $0.005 per share.

Table of Contents - Prospectus

Needham Small Cap Growth Fund - Institutional Class

(For a Share Outstanding Throughout each Period)
	Year Ended December 31, 2017	Period from December 30, 2016 through December 31, 2016(1)
Net Asset Value, Beginning of Period	$15.25	$15.25
Investment Operations
Net Investment Loss	(0.07)	—
Net Realized and Unrealized Gain on Investments	1.98	—
Total from Investment Operations	1.91	—

Less Distributions
Net Realized Gains	(1.40)	—
Total Distributions	(1.40)	—

Capital Contributions
Redemption Fees	—	—
Total Capital Contributions	—	—
Net Asset Value, End of Period	$15.76	$15.25

Total Return	12.41%	0.00%
Net Assets, End of Period (000’s)	$10,325	$140
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.40%	1.40%
Ratio of Net Expenses to Average Net Assets (before interest and dividend expense)	1.40%	1.40%
Ratio of Total Expenses to Average Net Assets (before waiver and reimbursement of expenses)	2.08%	—%
Ratio of Net Investment Loss to Average Net Assets	(0.41)%	—%
Ratio of Net Investment Loss to Average Net Assets (before waivers and reimbursements of expenses)	(1.09)%	—%
Portfolio Turnover Rate	80%	0%

(1)	The Class commenced operations on December 30, 2016.

Table of Contents - Prospectus

Needham Growth Fund
Needham Aggressive Growth Fund
Needham Small Cap Growth Fund

Prospectus

May 1, 2018

For investors who want more information about the Funds, the following documents are available upon request:

Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information: The Funds’ Statement of Additional Information (“SAI”) provides more detailed information about the Funds and is incorporated into this Prospectus by reference, making it legally part of this Prospectus.

The Funds’ Annual Report, Semi-Annual Report and SAI are available, without charge, upon request by contacting the Funds’ Transfer Agent, U.S. Bancorp Fund Services, LLC, at 1-800-625-7071. Shareholder inquiries should be directed to The Needham Funds, Inc., P.O. Box 701, Milwaukee, WI 53201-0701.

Correspondence sent by overnight courier should be sent to The Needham Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, 3rd Floor, Milwaukee, WI 53202. Shareholders may also make inquiries regarding the Funds by telephone by calling 1-800-625-7071. The Funds make available the SAI and annual and semi-annual reports, free of charge, on the Funds’ website at www.needhamfunds.com. The SAI, annual and semi-annual reports, and other information are available by e-mail request by sending an e-mail to webmail@needhamco.com.

You also can review the Funds’ Annual Report, Semi-Annual Report and SAI at the Securities and Exchange Commission’s Public Reference Room. Text-only copies can be obtained from the SEC for a fee by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520, 202-551-8090 or by electronic request at publicinfo@sec.gov. Copies also can be obtained free of charge from the SEC’s website at www.sec.gov.

Investment Company Act
File No. 811-9114

Table of Contents - Prospectus

THE NEEDHAM FUNDS, INC.
_______________________________________________
NEEDHAM GROWTH FUND
Retail Class (NEEGX)
Institutional Class (NEEIX)

NEEDHAM AGGRESSIVE GROWTH FUND
Retail Class (NEAGX)
Institutional Class (NEAIX)

NEEDHAM SMALL CAP GROWTH FUND
Retail Class (NESGX)
Institutional Class (NESIX)

250 Park Avenue, 10th Floor
New York, New York 10177
_______________________________________________

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2018

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Funds, dated May 1, 2018.  It is intended to provide additional information regarding the activities and operations of The Needham Funds, Inc.  A copy of the Prospectus may be obtained at no charge by contacting the Funds’ administrator, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 or by calling 1-800-625-7071.  This Statement of Additional Information is incorporated by reference into the Funds’ Prospectus.  The financial statements of each of the Funds for the fiscal year ended December 31, 2017, appearing in the Funds’ Annual Report to Shareholders, are incorporated by reference herein.

TABLE OF CONTENTS

Table of Contents - Statement of Additional Information
i

DESCRIPTION OF THE FUNDS AND INVESTMENT OBJECTIVES AND POLICIES

The Needham Funds, Inc. is an open-end management investment company organized as a corporation under the laws of the State of Maryland on October 12, 1995.  This Statement of Additional Information relates to the Growth Fund, the Aggressive Growth Fund and the Small Cap Growth Fund (each a “Fund” and collectively, the “Funds”), which are each a series of The Needham Funds, Inc. The Funds are also diversified as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each offered on a no-load basis.

The Growth Fund seeks long-term, tax-efficient capital appreciation by primarily investing in the equity securities of public companies with above-average prospective long-term growth rates at value prices.  The Aggressive Growth Fund seeks long-term, tax-efficient capital appreciation by primarily investing in the equity securities of public companies with above-average prospective long-term growth rates.  Under normal conditions, the Growth Fund and the Aggressive Growth Fund invest at least 65% of their respective total assets in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System.  The balance of the Growth and Aggressive Growth Funds’ assets may be invested in other securities, including other domestic and foreign equity securities, common stock equivalents (mainly securities exchangeable for common stock), options, futures and various debt instruments.

The Small Cap Growth Fund seeks long-term, tax-efficient capital appreciation by primarily investing in the equity securities of smaller growth companies which the Fund believes are trading at a discount to their underlying value yet have the potential for significant long-term growth. Under normal conditions, the Small Cap Growth Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System that have market capitalizations not exceeding $5 billion at the time of investment.  The balance of the Small Cap Growth Fund’s assets may be invested in other securities, including equity securities of larger companies, foreign securities, common stock equivalents (mainly securities exchangeable for common stock), options, futures and various debt instruments.

In addition to the principal investment strategies and techniques and the principal risks of the Funds described in the Prospectus, the Funds may utilize other non-principal investment techniques and may be subject to the additional risks which are described below.

Debt Securities

The Funds may buy debt securities of all types issued by both domestic and foreign issuers, including government securities, corporate bonds and debentures, commercial paper, and certificates of deposit.  Under normal conditions, the Growth Fund and the Aggressive Growth Fund may invest a maximum of 35% of their total assets in debt securities and the Small Cap Growth Fund may invest a maximum of 20% of its net assets in debt securities.

Lower-Rated Debt Securities

The Funds may purchase lower-rated debt securities, sometimes referred to as “junk” or “high yield bonds” (those rated BB or lower by Standard & Poor’s Ratings Group (“S&P”) or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)).  However, no more than 10% of each Fund’s total assets (such 10% also being included in the 35% or 20% limitation, respectively, stated above) may be invested in non-investment grade debt securities.  These securities are considered to be highly speculative, may have poor prospects of attaining investment standing and may be in default.  Like those of other fixed-income securities, the value of lower-rated securities fluctuates in response to changes in interest rates.  In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers.

The lower ratings of certain securities held by the Funds reflect the greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both may impair the ability of the issuer to make payments of interest and principal.  A number of factors, including the ability of the issuer to make timely payments, could lessen liquidity and limit the Funds’ ability to sell these securities at prices approximating the values placed on such securities.  In the absence of a liquid trading market for securities held by the Funds, it may be difficult to establish the fair market value of these securities.  The rating assigned to a security by Moody’s or S&P does not reflect an assessment of the volatility of the security’s market value or of the liquidity of an investment in the security.

Table of Contents - Statement of Additional Information
1

Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

Issuers of lower-rated securities are often highly leveraged and, consequently, their ability to service their debt during an economic downturn or during sustained periods of rising interest rates may be impaired.  In addition, such issuers may be unable to repay debt at maturity by refinancing.  The risk of loss due to default is significantly greater because such securities frequently are unsecured and subordinated to senior indebtedness.  Certain of the lower-rated securities in which the Funds may invest are issued to raise funds in connection with the acquisition of a company.  The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

In order to enforce its rights in the event of a default under such securities, a Fund may be required to take possession of and manage assets securing the issuer’s obligations on such securities.  This may increase the Fund’s operating expenses and adversely affect the Fund’s net asset value.  The Funds may also be limited in their ability to enforce their rights and may incur greater costs in enforcing their rights in the event an issuer becomes the subject of bankruptcy proceedings.

Other Debt Securities

Zero-coupon securities are debt securities which are usually issued at a deep discount and do not provide for payment of interest prior to maturity.  The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes.  Even though zero-coupon securities do not pay current interest in cash, the Funds are nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to their respective shareholders.  Thus, the Funds could be required at times to liquidate other investments in order to satisfy their distribution requirements. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market price of securities that pay interest periodically having similar maturities and credit qualities.

When other debt obligations are stripped of their unmatured interest coupons by the holder, the stripped coupons are sometimes sold separately.  The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments.  Purchasers of stripped principal obligations acquire, in effect, discount obligations that are economically identical to zero-coupon bonds.

Risks of Debt Securities

General.   Yield on debt securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue.  Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.

Certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity.  Issuers may prepay fixed rate debt securities when interest rates fall, forcing a Fund to invest in securities with lower interest rates.  Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.  The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Interest Rate Risk.   The market value of the interest-bearing debt securities held by a Fund will be affected by changes in interest rates.  There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates.  The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates.  All debt securities, including U.S. government securities, can change in value when there is a change in interest rates.  As a result, an investment in a Fund is subject to risk even if all debt securities in the Fund’s investment portfolio are paid in full at maturity.

Table of Contents - Statement of Additional Information
2

Credit Risk.   Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities.  The financial condition of an issuer of a debt security held by a Fund may cause it to default on interest or principal payments due on a security.  This risk generally increases as security credit ratings fall.

Convertible Securities

The Funds may invest in convertible securities: that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stocks.  Investments in convertible securities may provide incidental income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities.  Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline.  In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes and, therefore, also tends to follow movements in the general market for equity securities.  As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock.  While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero-coupon securities, accretion of income) with generally higher yields than common stocks.  However, convertible securities generally offer lower yields than non-convertible debt securities of similar quality because of their conversion or exchange features.

Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer.  However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

Foreign Securities

Under normal conditions, the Growth Fund and the Aggressive Growth Fund invest at least 65% of their total assets in the equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. Under normal conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System that have market capitalizations not exceeding $5 billion at the time of investment.  However, the Funds may invest the balance of their assets in foreign securities, including depositary receipts. Certain of the Funds’ investments may be in securities of issuers located in countries having repatriation restrictions.  Investment in securities subject to repatriation restrictions of more than seven days will be considered illiquid securities and will be subject to each Fund’s 15% limitation on investment in illiquid securities.

Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  Further, by investing in foreign securities, the Funds may encounter greater difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

Table of Contents - Statement of Additional Information
3

Because foreign securities typically will be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations and costs will be incurred in connection with conversions between currencies.  A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Funds’ securities denominated in that currency.  Such changes will also affect the Funds’ income and distributions to shareholders.  The Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations and the Funds therefore may engage in certain foreign currency hedging strategies.  Such hedging strategies may include the purchase and sale of foreign currencies on a spot or forward basis or the purchase and sale of options or futures contracts with respect to foreign currencies.  Such strategies involve certain investment risks and transaction costs to which the Funds might not otherwise be subject.  These risks include dependence on the Adviser’s ability to predict movements in exchange rates, as well as the difficulty of predicting, and the imperfect movements between, exchange rates and currency hedges.

Investments may be made from time to time in companies in developing countries as well as in developed countries.  Although there is no universally accepted definition, a developing country is generally considered by the Adviser to be a country which is in the initial state of industrialization.  Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries and securities markets which trade a small number of securities.  Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.  There are substantial risks involved in investing in securities issued by developing country companies which are in addition to the usual risks inherent in foreign investments.  Some countries in which the Funds may invest may have fixed or managed currencies.  Further, certain currencies may not be traded internationally.  Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar.  Any devaluations in the currencies in which a Fund’s portfolio securities are denominated may have a detrimental impact on that Fund.

With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries.  There may be less publicly available information about a foreign financial instrument than about a U.S. instrument and foreign entities may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to those of the United States.  There is generally less government supervision and regulation for exchanges, financial institutions and issuers in foreign countries than there is in the United States.  Moreover, certain foreign investments may be subject to foreign withholding taxes.  Foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.  Delays in settlement could result in temporary periods when assets of the Funds are uninvested and no return is earned thereon.  The inability of the Funds to make intended securities purchases due to settlement problems could cause the Funds to miss attractive investment opportunities.  Inability of the Funds to dispose of a security due to settlement problems could also result either in losses to the Funds due to subsequent declines in value of the security or, if the Funds have entered into a contract to sell the securities, could result in possible liability to the purchaser.

Foreign securities such as those purchased by the Funds may be subject to foreign government taxes, higher custodian fees and dividend collection fees which could reduce the yield on such securities.  Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

Foreign Currency Transactions

Under normal circumstances, consideration of the prospects for currency exchange rates will be incorporated into the long-term investment decisions made for the Funds with regard to overall diversification strategies.  Although the Funds value their respective assets daily in terms of U.S. dollars, they do not intend to physically convert their holdings of foreign currencies into U.S. dollars on a daily basis.  The Funds may do so from time to time and investors should be aware of the costs of currency conversion.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to a Fund at one rate while offering a lesser rate of exchange should that Fund desire to resell that currency to the dealer.  Each Fund may use forward contracts, along with futures contracts and put and call options, to “lock in” the U.S. dollar price of a security bought or sold and as part of its overall hedging strategy.  The Funds will conduct their foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through purchasing put and call options on, or by entering into, futures contracts or forward contracts to purchase or sell foreign currencies.  See “Forward Foreign Currency Exchange Contracts” and “Futures and Options Transactions.”

Table of Contents - Statement of Additional Information
4

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract.  Accordingly, it may be necessary for the Funds to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Funds are obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward currency contract prices.  Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Options, Futures and Forward Contracts

The Funds may use hedging techniques, such as the buying and selling of options and futures contracts, where appropriate, to reduce some of the high volatility inherent to rapidly changing markets and industries. A Fund may also buy and sell options and futures contracts to manage its exposure to changing interest rates, currency exchange rates and precious metals prices. Additionally, the Funds may enter into forward contracts as a hedge against future fluctuations in foreign exchange rates. The Funds may buy and sell stock index futures contracts or related options in anticipation of general market or market sector movements. The Funds may also invest in indexed securities or related options, the value of which is linked to currencies, interest rates, commodities, indices, or other financial indicators. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy. The Funds may invest in options and futures based on any type of security, index, or currency related to their investments, including options and futures traded on domestic and foreign exchanges and options not traded on any exchange. However, a Fund will not engage in options, futures or forward transactions, other than for hedging purposes, if, as a result, more than 5% of its total assets would be so invested. The Funds may engage in these kinds of transactions to an unlimited extent for hedging purposes.

Forward Foreign Currency Exchange Contracts

The Funds may enter into forward contracts as a hedge against future fluctuations in foreign exchange rates.  A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a fixed amount of U.S. dollars or foreign currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at the price set at the time of the contract.  Unlike foreign currency futures contracts, which are standardized exchange-traded contracts, forward currency contracts are usually traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

Table of Contents - Statement of Additional Information
5

The Funds may enter into forward contracts under various circumstances.  For example, a Fund may enter into a forward contract for the purchase or sale of a security denominated in a foreign currency in order to “lock-in” the price of the security in U.S. dollars or some other foreign currency which the Fund is holding.  By entering into a forward contract for the purchase or sale of a fixed amount of U.S. dollars or other currency for the amount of foreign currency involved in the underlying security transactions, a Fund will be able to protect itself against any adverse movements in exchange rates between the time the security is purchased or sold and the date on which payment is made or received.  The Funds may also purchase a forward contract to hedge against an anticipated rise in a currency versus the U.S. dollar or other currency, pending investment in a security denominated in that currency.

The Funds may enter into a forward contract to sell or purchase, for a fixed amount of U.S. dollars or other currency, an amount of foreign currency other than the currency in which the securities to be hedged or purchased are denominated approximating the value of some or all of the portfolio securities to be hedged or purchased.  This method of hedging, called cross-hedging, will be used when it is determined that the foreign currency in which the portfolio securities are denominated has insufficient liquidity or is trading at a discount as compared with some other foreign currency with which it tends to move in tandem.  The Funds are permitted to enter into forward contracts with respect to currencies in which certain of their respective portfolio securities are denominated and on which options have been written.

In certain of the above circumstances a Fund may have realized fewer gains than had that Fund not entered into the forward contracts.  Moreover, the precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

U.S. Bank, N.A., the Funds’ Custodian, will place cash or liquid equity or debt securities into a segregated account of each Fund in an amount equal to the value of that Fund’s total assets committed to the consummation of forward foreign currency contracts.  If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of that Fund’s commitments with respect to such contracts.  At maturity of a forward currency contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency prior to maturity by purchasing an “offsetting” contract with the same currency trade obligating it to purchase, on the same maturity date, the same amount of the foreign currency.  There can be no assurance, however, that a Fund will be able to effect such a closing purchase transaction.

Futures and Options Transactions

The use of financial futures contracts and options on such futures contracts may reduce the Funds’ exposure to fluctuations in the prices of portfolio securities and may prevent losses if the prices of such securities decline.  Similarly, such investments may protect the Funds against fluctuations in the value of securities in which the Funds are about to invest.

The use of financial futures contracts and options on such futures contracts as hedging instruments involves several risks.  First, there can be no assurance that the prices of the futures contracts or options and the hedged security will move as anticipated.  If prices do not move as anticipated, the Funds may each incur a loss on their respective investment.  Second, investments in options, futures contracts and options on futures contracts may reduce the gains which would otherwise be realized from the sale of the underlying securities which are being hedged.  Third, the effective use of options and futures contracts also depends on the Funds’ ability to terminate options and futures positions as desired.  There can be no assurance that there will be a sufficiently liquid market for the Funds to effect closing transactions at any particular time or at an acceptable price.  If a Fund cannot close a futures position, or if limitations imposed by an exchange or board of trade on which futures contracts are traded prevent that Fund from closing out a contract, that Fund may incur a loss or may be forced to make or take delivery of the underlying securities or currencies at a disadvantageous time.

In addition, the purchase or sale of futures contracts or sale of options on futures contracts involves the risk that the Funds could lose more than the original margin deposit required to initiate the transaction.  The purchase of options on futures contracts involves less potential risk than the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the options plus transaction costs.  Although the maximum amount at risk when the Funds purchase an option on a security, currency, index or futures contract is the premium paid for the option plus transaction costs, there may be circumstances when the purchase of an option would result in a loss to the Funds, whereas the purchase of the underlying security, currency or futures contract would not, such as when there is no movement in the level of the underlying security, currency or futures contract.  The value of an options or futures position relating to a non-U.S. currency may vary with changes in the value of either the currency involved or the U.S. dollar or both and has no relationship to the investment merits of individual non-U.S. securities held in a hedged investment portfolio.

The Funds may write covered call options on underlying portfolio securities, whether equity or debt, on stock or bond indices and on currencies in which the Funds invest.  Covered call writing may be used for hedging purposes and for closing long call positions and for achieving incremental income.  A call option will be considered covered for a particular Fund if that Fund (i) owns the security or currency underlying the written option, (ii) holds a call option on the underlying security, currency or index with a similar exercise price or (iii) maintains sufficient cash, cash equivalents or liquid high-grade securities sufficient to cover the market value of the option.

Table of Contents - Statement of Additional Information
6

The Funds may also write covered put options.  This technique will be used when a Fund seeks to purchase a security, or group of securities in the case of an index option, at a price equal to or less than the prevailing market price at the time of the put sale.  The Funds may also sell covered puts for achieving incremental income.  A put will be considered covered for a particular Fund if that Fund (i) maintains cash, cash equivalents or liquid, high-grade debt obligations sufficient to cover the exercise price of the option, (ii) holds a put option on the underlying security with an exercise price equal to or greater than the exercise price of the written put or (iii) where the exercise price of the purchased put is lower than that of the written put, the Fund maintains sufficient cash, cash equivalents or liquid high-grade debt obligations equal to the difference.  Puts may also be written in order to close long put positions.  In calculating the 5% limitation on options, futures and forward transactions, other than for hedging purposes, each Fund shall include the premiums paid on options and options on futures (excluding in-the-money amounts on such options) and the initial margin deposits on its futures positions.

In order to fix the cost of future purchases, the Funds may purchase calls on equity and debt securities that the Adviser intends to include in the Funds’ portfolios.  Calls may also be used to participate in an anticipated price increase of a security without taking on the full risk associated with actually purchasing the underlying security.  The Funds may purchase puts to hedge against a decline in the market value of portfolio securities.

Investments in New Issues

The Funds are permitted to invest in U.S. equity securities that are offered in initial public offerings (also referred to as "new issue" securities).  New issue securities have no trading history, and there may be less public information about the companies.  In addition, the prices of new issue securities may be highly volatile or may decline shortly after the initial public offering.  New issues may also be subject to varying patterns of trading volume and may, at times, be difficult to sell.  When an initial public offering is brought to the market, availability may be limited and the Funds may not be able to buy any shares at the offering price.

Repurchase Agreements and Reverse Repurchase Agreements

The Funds will only enter into repurchase agreements where (i) the underlying securities are of the type which the Funds’ investment policies would allow the Funds to purchase directly, (ii) the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent.  A Fund will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities.

The Funds may enter into reverse repurchase agreements in which the Funds sell securities and agree to repurchase them at a mutually agreed date and price.  Generally, the Funds will be able to keep the interest income associated with those portfolio securities while the securities reside with the other party to the agreement.  Such transactions are advantageous to a Fund if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash raised through the transaction.

Reverse repurchase agreements involve the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price.  In the event the other party under a reverse repurchase agreement becomes bankrupt or insolvent, the Funds’ use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

Securities Lending

The Funds may lend their respective portfolio securities, provided that with regard to each Fund (i) the loan is secured continuously by collateral consisting of U.S. government securities, cash, or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned, (ii) the Fund may at any time call the loan and regain the securities loaned, (iii) the Fund will receive any interest or dividends paid on the loaned securities, and (iv) the aggregate market value of securities loaned will not at any time exceed such percentage of the total assets of the Fund as the Directors may establish, but not to exceed 20%.  In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan.

Table of Contents - Statement of Additional Information
7

Before a Fund enters into a loan, the Adviser considers the relevant facts including the creditworthiness of the borrower.  The risks in lending portfolio securities consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Indexed Securities

The Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, commodities, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  The performance of indexed securities largely depends on the performance of the security, currency, commodity or other instrument to which they are indexed, as well as general economic factors in the U.S. or abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Indexed securities may be more volatile than the underlying instrument itself.

Additional Risks Associated with Hedging Instruments

The Funds’ ability to hedge effectively all or a portion of their securities depends upon the ability of the Adviser to predict correctly the degree to which price movements of securities held in the Funds’ portfolios correlate to the price movements of the relevant hedging instruments.  In addition, the effectiveness of any hedging strategy using index options, index futures, interest rate options or interest rate futures depends upon the correlation between the components of the underlying index and the securities held by the Funds.

Other Permitted Investments

The Funds may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act and applicable rules thereunder.  As a shareholder of another investment company, each Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees.  These expenses thus would be in addition to the advisory fees and other expenses that each Fund bears in connection with its own operations.

The Funds may invest in exchange-traded funds (“ETFs”).  ETFs are investment companies that are bought and sold on a securities exchange.  An ETF represents a fixed portfolio of securities designed to track a particular market segment or index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly.

The Funds may also purchase or sell portfolio securities on a when-issued or delayed delivery basis in compliance with applicable 1940 Act guidelines.  When-issued or delayed delivery transactions involve a commitment by a Fund to purchase or sell securities with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price or yield to that Fund at the time of entering into the transaction.

Each Fund may also invest up to 15% of its net assets in illiquid securities, including restricted securities, (i.e., securities that are not readily marketable without registration under the Securities Act of 1933, as amended (the “1933 Act”)) and other securities that are not readily marketable.  The Funds may purchase restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A of the 1933 Act, and the Board of Directors of The Needham Funds, Inc. may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities.

Table of Contents - Statement of Additional Information
8

Cybersecurity Risk

The Funds and their service providers are susceptible to operational and information security risks due to cybersecurity incidents.  In general, cybersecurity incidents can result from deliberate attacks or unintentional events.  Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make services unavailable to intended users). Cybersecurity incidents affecting the Adviser, Transfer Agent or Custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with a Fund’s ability to calculate its NAV; impediments to trading for a Fund’s portfolio; the inability of Fund shareholders to transact business with the Fund; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs.  Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties.  While information risk management systems and business continuity plans have been developed which are designed to reduce the risks associated with cybersecurity, there are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

Portfolio Holdings

The Funds generally make their complete portfolio holdings available on their Web site, after a 10-day lag following the end of the most recent calendar quarter, at www.needhamfunds.com under Holdings.  The ten largest equity holdings of each Fund also include the percentage of that Fund’s total investments that each holding represents.

The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the disclosure to shareholders and third parties of nonpublic information regarding the portfolio investments held by the Funds.  These portfolio holdings disclosure policies have been approved by the Board of Directors of the Funds.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov, by contacting U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 or by calling 1-800-625-7071.

These policies and procedures prohibit the release of nonpublic information concerning portfolio holdings of the Funds to individual investors, institutional investors, intermediaries that distribute the Funds’ shares, rating and ranking organizations, third party service providers and all other parties that are not affiliated with the Adviser, except in the following circumstances:

(A) From time to time, fund-rating companies such as Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Funds.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information.  To prevent the potential misuse of any nonpublic portfolio holdings information, the Funds generally will permit the disclosure of such nonpublic information to fund-rating companies only as of the end of the most recent calendar quarter, with a lag of at least ten (10) days.  In addition, the Funds’ Chief Compliance Officer, on a case by case basis, may permit disclosure of nonpublic information regarding portfolio holdings to fund-rating companies at differing times, with a lag of at least ten (10) days.

(B) The Funds’ service providers, such as its custodian, fund administrator, fund accountants, legal counsel and transfer agent, who are subject to duties of confidentiality, including a duty not to trade on nonpublic information, whether imposed by law or contract, may receive nonpublic portfolio holdings information in connection with their services to the Funds.  The Funds’ administrator and custodian have continuous access to the Funds’ portfolio holdings and provide such information to the Funds, and the Funds’ accountants receive the Funds’ portfolio holdings on a semi-annual basis with no lag time.

(C) Circumstances in which the Funds are required by applicable law or regulation or by judicial or administrative process to disclose such information to a governmental authority.

Table of Contents - Statement of Additional Information
9

(D) Other circumstances, but only after the Board of Directors has determined that disclosure of nonpublic information about the Funds’ portfolio holdings may be permitted because (i) both the person requesting the selective disclosure and the Funds have legitimate business purposes for the disclosure; (ii) the selective disclosure is in the best interest of the Funds and their shareholders and does not compromise the integrity or performance of the Funds; and (iii) the Funds’ Chief Compliance Officer has ensured that (A) the recipient is subject to an agreement that requires the recipient and, if applicable, its employees, to keep the nonpublic information confidential and not to purchase or sell the Funds’ shares or the Funds’ portfolio holdings before the portfolio holdings become public; (B) the recipient will utilize the information to reach certain conclusions about the investment characteristics of the Funds and will not use the information to facilitate or assist in any investment program; (C) the recipient will not provide access to the nonpublic information to third parties, other than those Fund service providers who need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality; and (D) neither the Funds, the Adviser or any affiliate of the Adviser or any of their respective employees receives any compensation or other consideration in connection with the selective disclosure of the Funds’ portfolio holdings information.  In addition, the Funds’ Chief Compliance Officer must have approved such selective disclosure.

There are currently no ongoing arrangements to make available information about the Funds’ portfolio securities, other than as described above, except that the Funds may disclose summary and statistical information, including, but not limited to, sector weightings, that does not identify specific portfolio holdings, if such disclosure is otherwise in accordance with the general principles set forth in the Funds’ policies.  The Board receives and reviews at least annually a list of persons approved to receive nonpublic portfolio holdings information and the purpose for which it has been furnished.  The Board monitors any dissemination of the Funds’ portfolio holdings information to address potential conflicts of interest that could arise between the interests of the Funds’ shareholders and the interests of the Adviser and its affiliates.

INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by each Fund as fundamental policies and may only be changed with regard to each Fund by the affirmative vote of a majority of that Fund’s outstanding shares.  The term “majority of that Fund’s outstanding shares” means the vote of (i) 67% or more of that Fund’s shares present at a meeting, if the holders of more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund’s outstanding shares, whichever is less.

 These investment restrictions provide that each Fund may not:

1. Make investments for the purpose of exercising control or management of the issuer;

2. Purchase or sell real estate or real estate mortgage loans (provided that such restriction shall not apply to securities secured by real estate or an interest therein or issued by companies which invest in real estate or interests therein), commodities or commodity contracts (except that the Fund may deal in forward foreign exchange between currencies and the Fund may purchase and sell interest rate and currency options, futures contracts and related options and indexed notes and commercial paper), or interests or leases in oil, gas or other mineral exploration or development programs (provided that such restriction shall not apply to securities issued by companies which invest in oil, gas or other mineral exploration or development programs);

3. Except as described in the Prospectus, purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities (the deposit or payment by a Fund of initial or variation margin in connection with futures contracts or options transactions is not considered the purchase of a security on margin);

4. Borrow amounts and pledge assets in connection therewith in excess of 25% of its total assets taken at market value (including the amount borrowed), and then only from banks as a temporary measure, including to meet redemptions or to settle securities transactions and provided further that no additional investments shall be made while borrowings exceed 5% of total assets;

5. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from making any otherwise permissible borrowings, mortgages or pledges, short sales, or entering into permissible reverse repurchase agreements, and options and futures transactions;

Table of Contents - Statement of Additional Information
10

6. Underwrite any issuance of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

7. Make loans of its securities exceeding 20% of its total assets;

8. Invest 25% or more of its net assets in one or more issuers conducting their principal business in the same industry;

9. Hold more than 10% of the outstanding voting securities of any single issuer (this fundamental policy applies only with respect to 75% of the Fund's total assets and does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies); and

10. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation.

As matters of non-fundamental policy, each Fund may not:

1. With respect to 75% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any issuer;

2. Sell short securities the underlying value of which exceeds 25% of the value of the net assets of the Fund.  Any short sale up to such limit must be fully collateralized and each Fund will also limit its short sales in any one issuer’s securities to 2% of the value of the Funds’ net assets and will not sell short more than 2% of any one class of the issuer’s securities;

3. Invest in real estate limited partnerships not traded on a national securities exchange, except that a Fund may purchase or sell securities issued by entities engaged in the real estate industry or instruments backed by real estate;

4. Invest in warrants (other than warrants acquired by the Fund as a part of a unit or attached to securities at the time of purchase) if, as a result, such investment (valued at the lower of cost or market value) would exceed 5% of the value of the Fund’s net assets, provided that any warrants in which the Fund is short “against the box” will be netted for purposes of this 5% limitation; and

5. Invest more than 35% (20% of net assets in the case of the Small Cap Growth Fund) of its total assets in debt securities and invest more than 10% of its total assets in non-investment grade debt securities (such 10% limitation to be included in the 35% (20% of net assets in the case of the Small Cap Growth Fund) limitation).

These restrictions are not fundamental policies and may be changed with respect to any Fund by the Board of Directors without a shareholder vote, to the extent permitted by applicable law including rules of the SEC.  Except as otherwise may be specifically stated herein, the Funds’ other investment policies stated in this Statement of Additional Information and in the Prospectus are not considered fundamental and may be changed by the Board of Directors at any time without a shareholder vote if and to the extent any such changes are consistent with the requirements of the 1940 Act.

Except with respect to the limitations on borrowing, if a percentage restriction is adhered to at the time of the investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.  The affected Fund shall, however, reduce its holdings of illiquid securities in an orderly fashion in order to maintain adequate liquidity.

Table of Contents - Statement of Additional Information
11

INVESTMENT ADVISER

The investment adviser of the Funds is Needham Investment Management LLC (the “Adviser”), a Delaware limited liability company, pursuant to a Restated Investment Advisory Agreement with The Needham Funds, Inc., dated as of October 21, 2004, together with a Fee Waiver Agreement between the Funds and the Adviser (the “Advisory Agreement”).  The Adviser furnishes investment programs for the Funds and determines, subject to the overall supervision and review of the Board of Directors, what investments should be purchased, sold and held.  The Adviser is one hundred percent (100%) owned by Needham Asset Management, LLC, which is wholly-owned by Needham Holdings, LLC (which in turn is wholly-owned by the parent holding company, The Needham Group, Inc.). George A. Needham may be deemed to be a control person of Needham Asset Management, LLC based upon his position as an officer, director and/or stockholder of that entity or a controlling entity.  See “Management” and “The Distributor and Distribution of the Shares” in this Statement of Additional Information.

Under the terms of the Advisory Agreement, and at the direction of the Board of Directors, the Adviser maintains records and furnishes or causes to be furnished all required reports or other information concerning the Funds to the extent such records, reports and other information are not maintained by the Funds’ Administrator,  Custodian or other agents.

The Adviser provides the Funds with office space, facilities and certain business equipment and provides the services of consultants and executive and clerical personnel for administering the affairs of the Funds.  The Adviser compensates all executive and clerical personnel and Directors of The Needham Funds, Inc. if such persons are employees or affiliates of the Adviser or its affiliates.

The expenses borne by each Fund include: the charges and expenses of the shareholder servicing and dividend disbursing agent; custodian fees and expenses; legal and auditors’ fees and expenses; brokerage commissions for portfolio transactions; taxes, if any; the advisory fee; extraordinary expenses (as determined by the Board of Directors of The Needham Funds, Inc.); expenses of shareholder and Director meetings, and of preparing, printing and mailing proxy statements, reports and other communications to shareholders; expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders; expenses of registering and qualifying shares for sale (including compensation of the Adviser’s employees in relation to the time spent on such matters); expenses relating to the Amended and Restated Plan of Distribution (the “Plan”); fees of Directors who are not affiliated with the Adviser; fidelity bond and errors and omissions insurance premiums; the cost of maintaining the books and records of that Fund; and any other charges and fees not specifically enumerated as an obligation of the Distributor (as hereinafter defined) or Adviser.

The fee payable by each Fund to the Adviser is accrued daily and paid monthly.

For the fiscal years ended December 31, 2017, 2016, and 2015, the Funds paid the following advisory fees:

	Fiscal Year Ended December 31,
	2017	2016	2015
Growth Fund
Fees Accrued by Adviser	$1,484,553	$1,487,011	$1,772,856
Fees Waived/Reimbursed	$84,071	$24,703	$0
Fees Recouped	$0	$0	$0
Net Fees Paid to Adviser	$1,400,48	$1,462,308	$1,772,856
Aggressive Growth Fund
Fees Accrued by Adviser	$789,757	$627,890	$733,704
Fees Waived/Reimbursed	$75,500	$15,924	$5,598
Fees Recouped	$0	$0	$0
Net Fees Paid to Adviser	$714,257	$611,966	$728,106
Small Cap Growth Fund
Fees Accrued by Adviser	$398,063	$323,051	$354,456
Fees Waived/Reimbursed	$97,975	$59,909	$54,495
Fees Recouped	$0	$0	$0
Net Fees Paid to Adviser	$300,088	$263,142	$299,961

Table of Contents - Statement of Additional Information
12

The Adviser has entered into an agreement with The Needham Funds, Inc. (the “Expense Limitation Agreement”) whereby the Adviser has contractually agreed to waive its investment advisory fee for, and to reimburse expenses of each Fund in an amount that limits annual operating expenses to not more than 1.40% and 1.95% of the average daily net assets of each Fund’s Institutional Class and Retail Class, respectively (excluding taxes, interest, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary items, and excluding shareholder redemption fees but including the investment advisory fee stated in the Advisory Agreement). The Expense Limitation Agreement is effective for the period from May 1, 2018 through April 30, 2019.  The Expense Limitation Agreement shall continue in effect from year to year thereafter only upon mutual agreement of The Needham Funds, Inc. and the Adviser.  Similar agreements were in effect for certain prior periods.

Any reimbursements or fee waivers made by the Adviser in respect of a Fund are subject to recoupment by the Adviser, to the extent that the Fund is able to make the repayment within the expense limitation established in the Expense Limitation Agreement. Under the Expense Limitation Agreement, such recoupments must be made within three years following the fiscal year in which the Adviser reduced its compensation and/or assumed expenses for the applicable Fund.  The table below indicates the amount of fees that the Adviser has the potential to recoup from the Funds:

	Recovery Expiring on
	4/30/2021	4/30/2020	4/30/2019
Growth Fund
Retail Class	$—	$—	$—
Institutional Class	$70,976	$13,094	$—
Aggressive Growth Fund
Retail Class	$15,519	$—	$5,220
Institutional Class	$48,107	$17,829	$—
Small Cap Growth Fund
Retail Class	$36,626	$48,101	$60,837
Institutional Class	$36,035	$12,657	$—

THE DISTRIBUTOR AND DISTRIBUTION OF THE SHARES

Shares of the Funds are offered on a continuous basis and are currently distributed through Needham & Company, LLC, 250 Park Avenue, 10th Floor, New York, New York 10177 (the “Distributor”).  The Board of Directors of The Needham Funds, Inc. has approved a Distribution and Services Agreement (the “Distribution Agreement”) appointing the Distributor as a distributor of shares of the Funds.

The Distribution Agreement provides that the Distributor will bear the cost and expense of printing and distributing any materials not prepared by the Funds and other materials used by the Distributor in connection with its offering shares of the Funds.  Each Fund will pay all fees and expenses in connection with registering and qualifying its shares under Federal and state securities laws.

To compensate the Distributor and other service providers for the distribution and/or shareholder-related services provided by them, each Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for Retail Class shares.  Fees paid by the Funds under the Plan will be used for promotional, distribution and shareholder-related services with respect to Retail Class shares incurred only during the applicable year.  Pursuant to the Plan, the service providers are required to provide the Funds at least quarterly with a written report of the amounts expended under the Plan and the purpose for which such expenditures were made.  The Board of Directors of The Needham Funds, Inc. reviews such reports on a quarterly basis.

Table of Contents - Statement of Additional Information
13

The Plan has been approved on behalf of each Fund by the Board of Directors of The Needham Funds, Inc., including a majority of the Directors who are not “interested persons” (as that term is defined in the 1940 Act) of the Funds (the “Independent Directors”) and who have no direct or indirect financial interest in the operation of the Plan.  The Plan continues in effect as to each Fund, provided such continuance is approved annually by a vote of the Directors in accordance with the 1940 Act.  Information with respect to distribution revenues and expenses will be presented to the Directors each year for their consideration in connection with their deliberations as to the continuance of the Plan.  In the review of the Plan, the Directors will be asked to take into consideration expenses incurred in connection with the distribution of shares.  The Plan may not be amended to increase materially the amount to be spent for the services described therein with respect to any Fund without approval of the Retail Class shareholders of that Fund, and all material amendments of the Plan must also be approved by the Directors in the manner described above.  The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan, or by a vote of a majority of the Retail Class outstanding voting securities (as defined in the 1940 Act) of the Fund on not more than 30 days written notice to any other party to the Plan.  The Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).  So long as the Plan is in effect, the election and nomination of Independent Directors shall be committed to the discretion of the Independent Directors. The Directors have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Funds and their respective Retail Class shareholders.  The Funds will preserve copies of the Plan and any agreement or report made pursuant to Rule 12b-1 under the 1940 Act for a period of not less than six years from the date of the Plan or such agreement or report, the first two years in an easily accessible place.

Payments generally are made under the Plan at the annual rate of 0.25% of the value of each Fund’s Retail Class shares held in accounts maintained by each such service provider.  In the case of certain of the Funds’ agreements, the Adviser is required to pay an additional 0.15% (or other percentage) of the value of all Retail Class Fund shares held in such accounts out of its financial resources other than 12b-1 fees.  The Adviser is required to make these payments to the Funds’ service providers regardless of any actual expenses incurred by them.

During the last fiscal year, the Funds paid fees under the Plan in the amount of $213,549; $118,986; and $61,778 for the Retail Class shares of the Growth Fund, Aggressive Growth Fund, and Small Cap Growth Fund, respectively.  Of the total paid under the Plan, the following amounts were spent on the following services:

Service	Growth Fund – Retail Class	Aggressive Growth Fund – Retail Class	Small Cap Growth Fund – Retail Class
Advertising	$0	$0	$0
Printing and mailing prospectus to other than current shareholders	$0	$0	$0
Compensation to broker-dealers	$213,549	$118,986	$61,778
Compensation to underwriters	$0	$0	$0
Compensation to sales personnel	$0	$0	$0
Interest, carrying, or other financing charges	$0	$0	$0
Other	$0	$0	$0

ADMINISTRATION SERVICES,
FUND ACCOUNTING, TRANSFER AGENCY AND OTHER SERVICES
Administration
Pursuant to a Fund Administration Servicing Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator” or “USBFS”), acts as administrator for the Funds.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, arranging for the computation of performance data, including net asset value and yield; acting as liaison among Fund service providers; supplying corporate secretarial services, office facilities and non-investment-related statistical and research data; coordinating the Fund’s Board of Directors communications, including preparing meeting agendas and resolutions with the assistance of Fund counsel; preparing reports for the Board of Directors based on financial and administrative data; evaluating independent auditors; securing and monitoring fidelity bond and director and officer liability coverage and making related filings; preparing minutes of meetings; recommending dividend declarations; assisting independent auditors and facilitating the audit process; assisting in the overall operations of the Funds; paying Fund expenses upon written authorization; monitoring compliance with the 1940 Act; monitoring compliance with policies and investment limitations; monitoring applicable regulatory and operational service issues; complying with state securities requirements; assisting with SEC registration and reporting; monitoring for IRS compliance; calculating required distributions; financial reporting; tax reporting; responding to shareholder inquiries; and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Table of Contents - Statement of Additional Information
14

For its administration services, USBFS is compensated based on a percentage of the market value of the Funds’ assets, subject to a minimum annual fee. USBFS also is compensated for any out of pocket expenses that are reasonably incurred by USBFS in carrying out its duties under the Administration Agreement.  For the fiscal years ended December 31, 2017, 2016, and 2015, the Funds paid the Administrator the following amounts for its administration services:

Fund	2017	2016	2015
Growth Fund	$ 99,878	$104,787	$108,016
Aggressive Growth Fund	$ 59,305	$ 47,402	$ 49,933
Small Cap Growth Fund	$ 39,100	$ 26,359	$ 25,961

Fund Accountant and Transfer Agent
USBFS also serves as the Funds’ accountant, transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Funds.

Custodian
Pursuant to a custody agreement between the Funds and U.S. Bank, N.A., 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of the Funds’ assets, holds the Funds’ portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

The Administrator and Custodian are affiliated entities under the common control of U.S. Bancorp.

PORTFOLIO MANAGERS

The following table shows information regarding other accounts managed by each portfolio manager as of December 31, 2017.

Name of Portfolio Manager/Names of Funds	Number of Other Accounts Managed/Total Assets in Accounts ($)			Other Accounts with Performance-Based Fees
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Number & Category	Total Assets ($)
John O. Barr / Growth Fund and Aggressive Growth Fund	None	None	None	None	N/A

Name of Portfolio Manager/Names of Funds	Number of Other Accounts Managed/Total Assets in Accounts ($)			Other Accounts with Performance-Based Fees
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Number & Category	Total Assets ($)
Chris Retzler / Growth Fund and Small Cap Growth Fund	None	None	None	None	N/A

Mr. Barr and Mr. Retzler are compensated by the Adviser with an annual salary and bonus, both of which vary from year-to-year, based on a variety of factors, including overall profitability of the firm, the profitability of the asset management activities of the firm, and assessments by the senior management of the firm of the contributions of said individuals to the success of the firm.  The portfolio managers’ compensation is not based on the Funds’ pre- or after-tax performance or on the value of assets held in each Fund’s portfolio.

Table of Contents - Statement of Additional Information
15

One of the components of the bonus pool which both Mr. Barr and Mr. Retzler are eligible to participate in each year is the performance fees which may be received by affiliates of The Needham Group, Inc. for managing non-registered investment accounts.  The bonus pool is also composed of profits from the other business units of The Needham Group, Inc.

The table below shows the range of equity securities beneficially owned by each portfolio manager in the Fund or Funds managed by the portfolio manager as of December 31, 2017.

Name of Portfolio Manager	Names of Funds Managed	Range of Securities Owned
John O. Barr	Growth Fund Aggressive Growth Fund Small Cap Growth Fund	$100,001 - $500,000 Over $1,000,000 $1 - $10,000
Chris Retzler	Growth Fund Aggressive Growth Fund Small Cap Growth Fund	$1 - $10,000 $1 - $10,000 $500,001 - $1,000,000

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any.  In transactions on stock and commodity exchanges in the U.S., these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the U.S.  In the case of securities traded on the over-the-counter markets, there are generally no stated commissions, but the price usually includes an undisclosed commission or markup.  In underwritten offerings, the price includes a disclosed, fixed commission or discount.  The Funds may invest in obligations which are normally traded on a “principal” rather than agency basis.  This may be done through a dealer (e.g., securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.  A dealer’s profit, if any, is the difference, or spread, between the dealer’s purchase and sale price for the obligation.

In purchasing and selling each Fund’s portfolio investments, it is the Adviser’s policy to obtain best execution, which is considered to be the most favorable combination of price and quantity that can be traded at a given point in time, based on all circumstances related to the trade.  The Adviser considers, among other factors, the liquidity, market conditions, and required urgency of execution.  In selecting broker-dealers, the Adviser will consider various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer’s firm; the broker-dealer’s execution services rendered on a continuing basis; and the reasonableness of any commissions.

  The Adviser may cause each Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction (“soft-dollar brokerage commissions”) if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services, as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, which have been provided.  Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.  Any such research and other information provided by brokers to the Adviser are considered to be in addition to and not in lieu of services required to be performed by the Adviser under the Advisory Agreement.  The research services provided by broker-dealers can be useful to the Adviser in serving any other clients or clients of the Adviser’s affiliates.  The Board of Directors of The Needham Funds, Inc. periodically reviews the Adviser’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and reviews the commissions paid by each Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Funds.

Table of Contents - Statement of Additional Information
16

For the year ended December 31, 2017, the total dollar value of transactions on which the Funds paid commissions for such brokerage and/or research services and the amount of the related commissions paid, were as follows:

Fund	Dollar Value of Securities Traded	Related “Soft Dollar” Brokerage Commissions
Growth Fund	$72,951	$ 155
Aggressive Growth Fund	$46,316	$ 63
Small Cap Growth Fund	$208,335	$ 621

Investment decisions for the Funds are made independently from those of the other investment accounts managed by the Adviser or affiliated companies.  Occasions may arise, however, when the same investment decision is made for more than one client’s account.  It is the practice of the Adviser to allocate such purchases or sales insofar as feasible among its several clients or the clients of its affiliates in a manner it deems equitable.  The principal factors which the Adviser considers in making such allocations are the relative investment objectives of the clients, the relative size of the portfolio holdings of the same or comparable securities and the availability in the particular account of funds for investment.  Portfolio securities held by one client of the Adviser may also be held by one or more of its other clients or by clients of its affiliates.  When two or more of its clients or clients of its affiliates are engaged in the simultaneous sale or purchase of securities, transactions are allocated as to amount in accordance with formulae deemed to be equitable as to each client.  There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Consistent with the Rules of Fair Practice of the Financial Industry Regulatory Authority (“FINRA”) and subject to seeking the most favorable price and execution available and such other policies as the Board of Directors may determine, the Funds may employ Needham & Company, LLC (which is the Funds’ Distributor) as a broker consistent with the rules under the 1940 Act and the Funds’ Rule 17e-1 procedures.  For the years ended December 31, 2017, 2016, and 2015, each Fund paid brokerage commissions on portfolio transactions as shown in the table below.

Fund	Year Ended	Total Brokerage Commissions Paid	Total Brokerage Commissions Paid to the Distributor
Growth Fund	2017	$62,334	$14,183
	2016	$84,776	$17,425
	2015	$108,708	$16,675
Aggressive Growth Fund	2017	$49,984	$11,990
	2016	$61,809	$13,484
	2015	$71,278	$10,299
Small Cap Growth Fund	2017	$139,324	$33,951
	2016	$120,717	$21,472
	2015	$127,578	$22,748

The total brokerage commissions paid has fluctuated in the last three fiscal years due to changing net assets and as a result of volatile market conditions that have caused the Adviser to make adjustments in the volume of trades effected in order to implement each Fund's investment strategy.

For the year ended December 31, 2017, each Fund’s portfolio transactions with the Distributor involved the percentages indicated in the following table:

Fund	% of Total Brokerage Commissions Paid to the Distributor	% of Total Transactions Involving Commissions Paid to the Distributor
Growth Fund	22.75%	35.73%
Aggressive Growth Fund	23.99%	23.46%
Small Cap Growth Fund	24.37%	25.80%

Table of Contents - Statement of Additional Information
17

As of December 31, 2017, the Funds did not hold investment securities of their regular broker-dealers.

While it is the policy of the Funds generally not to engage in trading for short-term gains, the Funds will effect portfolio transactions without regard to the holding period (subject to compliance with certain tax requirements for qualification as a regulated investment company) if, in the judgment of the Adviser, such transactions are advisable in light of a change in circumstances of a particular company, within a particular industry or country, or in general market, economic or political conditions.  The Funds may pay a greater amount in brokerage commissions than similar size funds with a lower turnover rate.  In addition, since the Funds may have a high rate of portfolio turnover, the Funds may realize capital gains or losses.  Capital gains will be distributed annually to the shareholders.  Capital losses cannot be distributed to shareholders but may be used to offset capital gains at the Fund level and carried forward for up to eight years (and in certain cases, indefinitely) to the extent there are no gains to offset for a particular year.  See “Taxes” in this Statement of Additional Information. Variations in turnover rate may be due to market conditions, fluctuating volume of shareholder purchases and redemptions or changes in the Investment Adviser’s investment outlook.  Each Fund’s portfolio turnover rate for the last two fiscal years is shown in the table below.

Fund	2017	2016
Growth Fund	9%	12%
Aggressive Growth Fund	15%	14%
Small Cap Growth Fund	80%	99%

MANAGEMENT

The Directors and officers of The Needham Funds, Inc., their addresses, ages, positions with The Needham Funds, Inc., term of office and length of time served, principal occupations during the past five years, the number of portfolios overseen by each of them and other directorships held by each of them are set forth below.  The Directors are responsible for the overall supervision of the Funds and its affairs, as well as evaluating the Adviser, consistent with their duties as directors under the corporate laws of the State of Maryland and have approved contracts, as described above, under which certain companies provide essential management services to the Funds.

INTERESTED DIRECTOR
Name, Address and Year of Birth	Position with Registrant	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) and Other Directorships Held During Past 5 Years
George A. Needham * 250 Park Avenue New York, NY 10177 Year of Birth: 1943	President, Chairman and Director	Indefinite; since 1996	Three
Chairman of the Board and Chief Executive Officer of The Needham Group, Inc. and Needham Holdings, LLC since December 2004. President and Chief Executive Officer of Needham Asset Management, LLC since April 2006. Chairman of the Board from 1996 to December 2004 and Chief Executive Officer from 1985 to December 2004 of Needham & Company, LLC. Managing Member of Needham Capital Management, LLC since 2000.

Table of Contents - Statement of Additional Information
18

INDEPENDENT DIRECTORS
Name, Address and Year of Birth	Position with Registrant	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) and Other Directorships Held During Past 5 Years
John W. Larson 250 Park Avenue New York, NY 10177 Year of Birth: 1935	Director	Indefinite; since 2006	Three
Currently retired.  Partner at the law firm of Morgan, Lewis & Bockius LLP from 2003 until retiring in December 2009. Partner at the law firm of Brobeck, Phleger & Harrison LLP from 1969 until 2003. From 1971 to 1973 worked in government service as Assistant Secretary of the United States Department of the Interior and Counselor to George P. Schultz, Chairman of the Cost of Living Council.  Director of Wage Works, Inc. (an employee benefits company) since 2000 and its Chairman from 2006 to 2016.  Director of Sangamo BioSciences, Inc. from 1996 to 2016. Trustee of Buck Institute for Research on Aging since 2013.

F. Randall Smith 250 Park Avenue New York, NY 10177 Year of Birth: 1938	Director	Indefinite; since 1996	Three
Founder, Member of Investment Committee, Investment Analyst, and Portfolio Manager of Capital Counsel LLC (a registered investment adviser) since September 1999; President from 1999-2014. Co-Founder and Chief Investment Officer of Train, Smith Counsel (a registered investment adviser) from 1975 to August 1999.

__________________________________
*
An “interested person”, as defined in the 1940 Act, of the Funds or the Funds’ investment adviser.  Mr. Needham is deemed to be an interested person because he may be deemed to be an “affiliated person” of the Adviser and of the Distributor.

OFFICERS
Name, Address and Age	Position with Registrant	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Officer	Principal Occupation(s) During Past 5 Years
John O. Barr 250 Park Avenue New York, NY 10177 Year of Birth: 1956	Executive Vice President and Co-Portfolio Manager of Needham Growth Fund; Executive Vice President and the Portfolio Manager of Needham Aggressive Growth Fund	One year; since 2010	Two
Portfolio Manager of Needham Asset Management since 2010. Founding and Managing Member of Oliver Investment Management, LLC from 2008 to 2009. Manager and Analyst at Buckingham Capital, from 2002 to 2008. From 2000 to 2002, Managing Director and a Senior Analyst at Robertson Stephens following semiconductor technology companies. From 1995 to 2000, Managing Director and Senior Analyst at Needham and Company. He also served as Director of Research. Director of Coventor, Inc. from 2009 to 2017.

Table of Contents - Statement of Additional Information
19

Name, Address and Age	Position with Registrant	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Officer	Principal Occupation(s) During Past 5 Years
Christopher J. Retzler 250 Park Avenue New York, NY 10177 Year of Birth: 1971	Executive Vice President and Co-Portfolio Manager of Needham Growth Fund; Executive Vice President and the Portfolio Manager of Needham Small Cap Growth Fund	One year; since 2008	Two
Portfolio Manager of Needham Asset Management, LLC since 2008.  Managing Director of Needham Asset Management, LLC since 2005.  Head of Winterkorn, a healthcare manufacturing and distribution company, from 2002 to 2005.

James W. Giangrasso 250 Park Avenue New York, NY 10177 Year of Birth: 1962	Chief Financial Officer, Secretary and Treasurer	One year; since 2011	Three	Chief Financial Officer of Needham Asset Management, LLC and Needham Investment Management LLC since 2011. Principal and Controller of Needham Asset Management, LLC from 2006 to 2010.
James M. Abbruzzese 250 Park Avenue New York, NY 10177 Year of Birth: 1969	Chief Compliance Officer	One year; since 2004	Three
Chief Compliance Officer of Needham Asset Management, LLC since April 2006. Chief Compliance Officer and Managing Director of Needham & Company, LLC from July, 2008 through March, 2012. Chief Administrative Officer of Needham & Co. LLC since March, 2012. Chief Compliance Officer of Needham Capital Management, LLC since 2000.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS

The Board of Directors currently is comprised of three Directors, two of whom are not “interested persons” (as that term is defined in the 1940 Act) of the Funds (the “Independent Directors”).  Thus, two-thirds of the Board is presently independent.  George A. Needham, President and Chief Executive Officer of the Funds, acts as Chairman of the Board and is an “interested person” (as that term is defined in the 1940 Act) of the Funds.  The Chairman presides at all meetings of the Board.

The Board has appointed F. Randall Smith, Chairman of the Funds’ Audit Committee, to serve as Lead Independent Director.  The Lead Independent Director, among other things, chairs executive sessions of the Independent Directors, serves as a spokesperson for the Independent Directors and serves as a liaison between the Funds’ other Independent Director and the Funds’ management, Chief Compliance Officer, service providers, auditors and counsel between Board meetings.  The Funds believe this structure allows the Independent Director to participate in the full range of the Board’s responsibilities with respect to its oversight of the Funds’ management.  The Board has determined that this leadership structure, including the role of the Lead Independent Director, is appropriate given the size and complexity of the Funds, the number of Directors overseeing the Funds and the Board’s oversight responsibilities.

 The Board holds four regular meetings each year to consider and address matters involving the Funds.  The Board also may hold special meetings to address matters arising between regular meetings.  These meetings may take place in person or by telephone.  The Independent Directors also meet each quarter and additionally on an as-needed basis in executive sessions outside the presence of management.  The Board has access to independent legal counsel for the Funds and the Independent Directors for consultation concerning any issues that may occur during or between regularly scheduled Board meetings.  As discussed below, the Board has established an Audit Committee and a Valuation Committee to assist the Board in performing its oversight responsibilities.

Table of Contents - Statement of Additional Information
20

The specific experience, qualifications, attributes or skills that led to the conclusion that each Director should serve as a Director of the Funds are as follows:

The Chairman of the Board, George A. Needham, has been a Director of the Funds since their inception.  Mr. Needham founded Needham & Company, Inc. (predecessor to The Needham Group, Inc.) in 1985.  Mr. Needham is the Chairman of the Board and Chief Executive Officer of The Needham Group, Inc., President and Chief Executive Officer of Needham Holdings, LLC and President and Chief Executive Officer of Needham Asset Management, LLC.  Mr. Needham received a B.S. degree from Bucknell University and an M.B.A. from the Stanford University Graduate School of Business.  Mr. Needham is also a principal of the respective general partners of several private investment limited partnerships.

John W. Larson has been an Independent Director of the Funds since 2006.  Mr. Larson was a partner at the law firm of Morgan, Lewis & Bockius LLP from 2003 until his retirement in December 2009.  Mr. Larson served as partner at the law firm of Brobeck, Phleger & Harrison LLP (“Brobeck”) from 1969 until 2003, except for the period from July 1971 to September 1973 when he was in government service as Assistant Secretary of the United States Department of the Interior and Counselor to George P. Shultz, Chairman of the Cost of Living Council.  From 1988 until March 1996, Mr. Larson was Chief Executive Officer of Brobeck.  Mr. Larson has served on the board of Wage Works, Inc. (an employee benefits company) since 2000, and was its Chairman from 2006 to 2016, Buck Institute for Research on Aging since 2013, and Sangamo BioSciences, Inc. from 1996 to 2016.  Mr. Larson holds a LL.B and a B.A. degree, with distinction, in economics from Stanford University.

F. Randall Smith, Lead Independent Director and Chairman of the Audit Committee, has been an Independent Director of the Funds since their inception.  Mr. Smith is founder and President of Capital Counsel LLC, a registered investment advisory firm.  He was a co-founder and Chief Investment Officer of Train, Smith Counsel, a registered investment advisory firm, from 1975 to 1999. Before that he co-founded National Journal, a weekly publication on the U.S. Government, and served as Special Assistant to the Undersecretary of State for Economic Affairs prior to founding Train, Smith Counsel.  Mr. Smith received a B.A. degree from Williams College and attended Fordham University.  The Board of Directors has determined that Mr. Smith is an “audit committee financial expert.”

As a result of Mr. Needham’s extensive experience as an executive of an investment bank and asset management firm, Mr. Larson’s extensive experience advising clients as a corporate securities lawyer,  and Mr. Smith’s extensive experience in the investment advisory business, the Funds believe the directors have demonstrated throughout their careers qualifications, attributes and skills that well qualify them to be directors of the Funds.

The Board annually performs a self-assessment on the current members, which includes a review of the size of the Board; use of committees and committee structure; number of committees; exposure and access to management; Board composition, including skills and diversity; committee member selection and rotation and criteria for selection of Board members.

RISK OVERSIGHT

Consistent with its responsibility for oversight of the Funds, the Board, among other things, oversees risk management of the Funds’ investment program and business affairs directly and through the committee structure that it has established.  The Board, and particularly the Lead Independent Director, has substantial ongoing contacts with the Adviser to review its investment strategies, techniques, policies and procedures designed to manage these risks.  At each quarterly Board meeting, a portion of the report of the Adviser, which includes a review of the portfolio for the previous quarter, relates to any positions which may represent an undue risk to the Funds.

The Board requires the Adviser and the Chief Compliance Officer of the Funds and the Adviser to report to the full Board on a variety of matters at regular meetings of the Board, including matters relating to risk management.  The Audit Committee also receives regular reports from the Funds’ independent registered public accounting firm on internal control and financial reporting matters.  On a quarterly basis, the Board meets with the Funds’ Chief Compliance Officer to discuss issues related to Fund compliance.  On an annual basis, the Board receives a written report from the Chief Compliance Officer on the operation of the Funds’ policies and procedures and those of its service providers.  The report addresses the operation of the policies and procedures of the Funds and each service provider since the last report, any material changes to the policies and procedures since the last report, any recommendations for material changes to the policies and procedures as a result of the annual review and any material compliance matters since the date of the last report.  These annual reviews are conducted in conjunction with the Board’s risk oversight function and enable the Board to review and assess any material risks facing the Funds or their service providers.

Table of Contents - Statement of Additional Information
21

In addition, at regular Board meetings, and on an as needed basis, the Board receives and reviews reports from the Adviser and the Administrator related to the investments, performance and operations of the Funds.  The Board also requires the Adviser to report to the Board on other matters relating to risk management on a regular and as-needed basis.  The Lead Independent Director periodically meets with representatives of the Funds’ service providers, including the Adviser, Administrator, Transfer Agent, Custodian and independent registered public accounting firm, to review and discuss the activities of the Funds and to provide direction with respect thereto.

The Board of Directors has established an Audit Committee, comprised of the Independent Directors of The Needham Funds, Inc., which met once during the fiscal year ended December 31, 2017.  The Audit Committee operates under a written charter approved by the Board of Directors and reviews the audits of the Funds and recommends a firm to serve as independent registered public accounting firm of the Funds, among other things.

The Board of Directors has established a Valuation Committee, which is composed of representatives of the Adviser, as appointed by the Board. The Valuation Committee operates under procedures approved by the Board of Directors.  The principal responsibility of the Valuation Committee is to determine the fair value of securities for which current market quotations are not readily available.  The Valuation Committee’s determinations are reviewed by the Board.  The Valuation Committee meets periodically, as necessary, and did not meet during the fiscal year ended December 31, 2017.

 Share Ownership

The following table shows the dollar range of each Director’s “beneficial ownership” of the equity securities of the Funds and the aggregate dollar range of each Director’s “beneficial ownership” interest in all series of The Needham Funds, Inc. overseen by the Director as of December 31, 2017.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

Director	Dollar Range of Equity Securities in the Needham Growth Fund	Dollar Range of Equity Securities in the Needham Aggressive Growth Fund	Dollar Range of Equity Securities in the Needham Small Cap Growth Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Interested Director
George A. Needham	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Independent Directors
John W. Larson	None	None	None	None
F. Randall Smith	None	None	None	None

As of December 31, 2017, no Independent Director owned, either directly or indirectly, any securities of the Adviser or Needham & Company, LLC.

Remuneration

Each Independent Director receives a quarterly retainer of $3,000 and a per-meeting fee of $500 for each Board meeting attended in person or by telephone. Each Independent Director is also a member of the Audit Committee and receives a fee of $500 per meeting attended.  These fees are paid by The Needham Funds, Inc.

Table of Contents - Statement of Additional Information
22

For the fiscal year ended December 31, 2017, the Directors received the following compensation from The Needham Funds, Inc.:

Director	Aggregate Compensation from Registrant	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Registrant & Fund Complex
Interested Director
George A. Needham	$0	$0	$0	$0
Independent Directors
John W. Larson	$14,500	$0	$0	$14,500
F. Randall Smith	$14,500	$0	$0	$14,500

The officers of the Funds receive no compensation from The Needham Funds, Inc. for the performance of any duties with respect to the Funds.

Proxy and Corporate Action Voting Policies and Procedures

The Funds have adopted Proxy and Corporate Action Voting Policies and Procedures that govern the voting of proxies for securities held by the Funds.  The Board of Directors has delegated to the Adviser full authority to vote proxies or act with respect to other shareholder actions on behalf of each Fund.  The Adviser’s primary consideration in voting proxies is the best interest of each Fund.  The proxy voting procedures address the resolution of potential conflicts of interest and circumstances under which the Adviser will limit its role in voting proxies.  Where a proxy proposal raises a material conflict between the Adviser’s interests and a Fund’s interests, the Adviser will resolve the conflict by following the policy guidelines.  The proxy voting guidelines describe the Adviser’s general position on proposals.  The Adviser will generally vote for board approved proposals but will vote on a case-by-cases basis on board approved proposals relating to significant corporate transactions.  The Adviser will vote on a case-by-case basis on all shareholder proposals.  The Adviser will vote proxies of foreign issuers in accordance with the guidelines with a view toward enhancing corporate governance.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov, on the Funds’ website at www.needhamfunds.com, or without charge, upon request by contacting the Funds’ administrator, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 or by calling 1-800-625-7071.

Codes of Ethics

The Board of Directors and the Distributor have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.  In addition, the Adviser has adopted a Code of Ethics which has been approved by the Board of Directors in accordance with standards set forth under the 1940 Act. Directors and employees of The Needham Funds, Inc., the Adviser and the Distributor are permitted to engage in personal securities transactions subject to the restrictions and procedures contained in the codes of ethics which were adopted by the Boards of Directors of The Needham Funds, Inc., the Adviser and the Distributor, as applicable, pursuant to federal securities laws.  Each code of ethics is filed as an exhibit to the Funds’ Registration Statement and available to the public.

PURCHASE, REDEMPTION AND CONVERSION OF SHARES

Information relating to the purchase, redemption and conversion of shares of the Funds is located in the Prospectus.

NET ASSET VALUE

The net asset value per share of each Fund will be determined on each day when the New York Stock Exchange (the “Exchange”) is open for regular business, generally as of the close of regular session trading on the Exchange (usually 4:00 p.m., Eastern Time, the “Regular Closing Time”). When trading on the Exchange is unexpectedly closed prior to the Regular Closing Time, or an earlier scheduled close (such as on certain days around holidays when the Exchange is scheduled to close before 4:00 p.m.), and remains closed through the time of the Regular Closing Time (or an earlier scheduled close), the net asset value per share of each class of a Fund may nonetheless be calculated as of the Regular Closing Time (or an earlier scheduled close) if, in the judgment of the Adviser, there is sufficient trading in other markets between the unexpected close and the Regular Closing Time (or an earlier scheduled close) for securities for which the Exchange is usually considered the primary market. The net asset value per share of each Fund will be computed by determining the aggregate market value of all assets of each class of a Fund less its liabilities, and then dividing that number by the total number of shares of the Fund outstanding.  The determination of net asset value for a particular day is applicable to all applications for the purchase of shares as well as all requests for the redemption of shares received before the time at which net asset value is determined on that day.  Shares of the Funds are sold at the public offering price which is determined once each day the Funds are open for business and is the net asset value per share.  Each Fund may change the time at which the price of its shares is determined if the Exchange closes at a different time or an emergency or other extraordinary situation exists.

Table of Contents - Statement of Additional Information
23

Portfolio securities positions for which market quotations are readily available are stated at the last sale price reported by the principal exchange for each such security as of the exchange’s close of business, as applicable.  Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices.  Foreign market closing prices are translated into U.S. dollar values at the mean of the bid and asked prices for the particular foreign currency as quoted on the valuation date.  The value of a financial futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the commodity futures contract is being valued.  A settlement price may not be used if the market makes a limit move with respect to the financial futures contract.  In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors of The Needham Funds, Inc. as the primary market.

 Short-term investments denominated in U.S. dollars that will mature in 60 days or less are stated at amortized cost; short-term investments denominated in foreign currencies are stated at amortized cost as determined in the foreign currency, translated to U.S. dollars at the current day’s exchange rate.  All other securities for which market prices are not “readily available” are valued at their fair value in accordance with Fair Value Procedures established by the Board of Directors. The Fund’s Fair Value Procedures are implemented and monitored by a Valuation Committee (the “Committee”) designated by the Board.  When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price.  The assets of each Fund may also be valued on the basis of valuations provided by pricing services approved by the Board of Directors of The Needham Funds, Inc.

Generally, trading in foreign securities and futures contracts, as well as corporate bonds, U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of the Exchange.  The values of such securities used in determining the net asset value of the shares of the Funds may be computed as of such times.  Foreign currency exchange rates are also generally determined prior to the close of the Exchange.  Occasionally, events affecting the value of such securities and such exchange rates may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund’s net asset value.  If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as described in the preceding paragraph.

TAX-ADVANTAGED RETIREMENT PLANS

Certain tax-advantaged retirement plans are available through which shares may be purchased, including IRAs (and “rollovers” from existing retirement plans) for individuals and their spouses, SEP-IRAs and Roth IRAs.  Shares of the Funds may also be purchased by Qualified Retirement Plans, such as profit-sharing and money purchase plans, 401(k) Plans and other Defined Contribution Plans and by Defined Benefit Plans.  Persons who wish to establish a tax-advantaged retirement plan should consult their own tax advisers or attorneys regarding their eligibility to do so and the laws applicable thereto, such as the fiduciary responsibility provisions and diversification requirements and the reporting and disclosure obligations under the Employee Retirement Income Security Act of 1974.  The Funds are not responsible for compliance with such laws.  Further information regarding the retirement plans, including applications and fee schedules, may be obtained upon request to the Funds.

Table of Contents - Statement of Additional Information
24

TAXES

Taxation of the Funds – In General

Each Fund intends to remain qualified each year as a “regulated investment company” under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the “Code”), so long as doing so remains in the best interests of its shareholders.  To so qualify, each Fund, among other things, must (i) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or certain other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) pursuant to Section 851(b)(3) of the Code (a) at the close of each quarter of the taxable year, have at least 50% of the value of the Fund’s assets represented by cash, U.S. government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and 10% of the outstanding voting securities of such issuer, and (b) not have more than 25% of the value of its assets invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

In addition, each Fund must satisfy the distribution requirements of the Code, including the requirement that it distribute at least 90% of its “investment company taxable income” annually.  By qualifying as a regulated investment company, the Funds will not be subject to Federal income tax on their investment company taxable income and net capital gain that it distributes to shareholders.  However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary dividend income to the extent of the Fund’s current or accumulated earnings or profits.

Each Fund will be liable for a non-deductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement.  To avoid the tax, during each calendar year each Fund must distribute (i) at least 98% of its ordinary income realized during such calendar year, (ii) at least 98.2% of its capital gain net income for the twelve month period ending on October 31 (or December 31, if the Fund so elects), and (iii) any income or gain from the prior year that was neither distributed to shareholders nor taxed to the Fund for such year.  The Funds intend to make sufficient distributions to avoid this 4% excise tax.

As long as each Fund qualifies as a regulated investment company for U.S. Federal income tax purposes and distributes all of its investment company taxable income and net capital gain, it will not be subject to any corporate tax in the State of Maryland and generally will also not be liable for New York State income taxes, other than a nominal corporation franchise tax (as adjusted by the applicable New York State surtaxes).

Capital Loss Carry-Forwards

A Fund is permitted to carry forward a net capital loss attributable to tax years that began before December 22, 2010 to offset its capital gains, if any, realized during the eight years following the year of the loss.  A Fund is permitted to carry forward indefinitely a net capital loss attributable to taxable years that began after December 22, 2010 to offset future capital gains of the Fund, and such loss retains its character as either short-term or long-term.  Pursuant to a new ordering rule, however, net capital losses incurred in taxable years of the Fund beginning before December 22, 2010 may not be used to offset the Fund’s future capital gains until all net capital losses incurred in taxable years of the Fund beginning after December 22, 2010 have been utilized.  As a result, certain net capital losses incurred in taxable years of the Fund beginning before December 22, 2010 may expire unutilized, even while future, unrestricted capital losses may be required to be utilized first against capital gains in future years.

If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders.  Additionally, any future capital gains offset by carried forward capital losses would generally be treated as ordinary dividends (rather than capital gains dividends) to shareholders.  Accordingly, the Funds do not expect to distribute such capital gains.  The Funds cannot carry back or carry forward any net operating losses.

                Any losses incurred in the taxable year subsequent to October 31 (“post-October capital loss”) will be deferred to the next taxable year and used to reduce subsequent year distributions.  None of the Funds had deferred post-October capital or currency losses, which would have been treated as arising on the first business day of the fiscal year ending December 31, 2017. As of December 31, 2017 the Funds did not have any accumulated capital loss carryovers.

Table of Contents - Statement of Additional Information
25

Taxation of the Funds’ Investments

Ordinarily, gains and losses realized from portfolio transactions are treated as capital gains or losses.  However, all or a portion of the gain or loss from the disposition of non-U.S. dollar denominated securities (including debt instruments, certain financial forward, futures and option contracts, and certain preferred stock) may be treated as ordinary income or loss under Section 988 of the Code.  In addition, all or a portion of the gain realized from the disposition of market discount bonds is treated as ordinary income under Section 1276 of the Code.  Generally, a market discount bond is defined as any bond bought by a Fund after its original issuance at a price below its principal amount.  In addition, all or a portion of the gain realized from engaging in “conversion transactions” is treated as ordinary income under Section 1258 of the Code.  “Conversion transactions” are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in applicable Treasury regulations.  Also, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss.

Under Section 1256 of the Code, any gain or loss a Fund realizes from certain futures or forward contracts and options transactions is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss.  Absent an election to the contrary, gain or loss arises upon exercise or lapse of such contracts and options as well as from closing transactions.  In addition, any such contracts or options remaining unexercised at the end of the Fund’s taxable year are treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts (including certain foreign currency forward contracts or options) may constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property.  The tax treatment of “straddles” is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 1256 and 988 of the Code.  If a Fund was treated as entering into “straddles” by reason of its engaging in certain forward contracts or options transactions, such “straddles” generally would be characterized as “mixed straddles” if the forward contracts or options transactions comprising a part of such “straddles” were governed by Section 1256 of the Code.  However, a Fund may make one or more elections with respect to “mixed straddles.” Depending on which election is made, if any, the results to that Fund may differ.  If no election is made, to the extent the “straddle” rules apply to positions established by that Fund, losses realized by that Fund will be deferred to the extent of unrealized gain in the offsetting position.  Moreover, as a result of the “straddle” rules, short-term capital losses on “straddle” positions may be recharacterized as long-term capital losses, and long-term capital gains may be treated as short-term capital gains or ordinary income.

If a Fund makes a “constructive sale” of an “appreciated financial position,” the Fund will recognize gain but not loss as if the position were sold at fair market value on the date of such constructive sale.  Constructive sales include short sales of substantially identical property, offsetting notional principal contracts with respect to substantially identical property and futures and forward contracts to deliver substantially identical property.  However, transactions that otherwise would be treated as constructive sales are disregarded if closed within 30 days after the close of the taxable year and that Fund holds the position and does not hedge such position for 60 days thereafter.  In addition, to the extent provided in regulations (which have not yet been promulgated), a constructive sale also occurs if a taxpayer enters into one or more other transactions (or acquires one or more positions) that have “substantially the same effect” as the transactions described above.  Appreciated financial positions include positions with respect to stock, certain debt instruments or partnership interests if gain would be recognized on a disposition at fair market value.  If the constructive sale rules apply, adjustments are made to the basis and holding period of the affected financial position, and a Fund would recognize gain but would not have cash available to make distributions.  Accordingly, the gain realized under the constructive sale provisions would impact the amount of distributions required by that Fund so as to avoid the imposition of the 4% excise tax.

Table of Contents - Statement of Additional Information
26

The Funds may invest in non-U.S. corporations that could be classified as “passive foreign investment companies” as defined for federal income tax purposes.  For federal income tax purposes, such an investment may, among other things, cause the Funds to recognize income or gain without a corresponding receipt of cash, to incur an interest charge on taxable income that is deemed to have been deferred and/or to recognize ordinary income that would otherwise have been treated as capital gain.

Taxation of the Shareholders

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss generally are taxable as ordinary income to shareholders.  A Fund may also make distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss).  In general, a non-corporate shareholder’s net capital gains will be taxed at a maximum rate of 20%.  A Fund will provide information relating to the portions of any net capital gain distribution that may be treated by non-corporate shareholders as eligible for the maximum long-term capital gains rate.  Such treatment would apply regardless of the length of time the shares of that Fund have been held by such shareholders.  Distributions of net investment income and net capital gains are taxable as described above whether received in cash or reinvested in additional shares.

Under current law, “qualified dividend income” received by non-corporate shareholders from certain domestic and foreign corporations may be taxed at the same rates as long-term capital gains.  Because the Funds intend to invest in common stocks, a portion of the ordinary income dividends paid by the Funds should be eligible for this reduced rate, provided the Funds satisfy certain requirements including holding period limitations.  A shareholder would also have to satisfy a 61-day holding period with respect to any distribution of qualifying dividends in order to obtain the benefit of the lower rate.

In addition, a 3.8% Medicare tax is imposed on the “net investment income” of certain U.S. individuals, estates and trusts.  For this purpose, “net investment income” generally includes taxable dividends and redemption proceeds from investments in regulated investment companies such as the Funds.

Dividends from domestic corporations may comprise some portion of a Fund’s gross income.  To the extent that such dividends constitute a portion of a Fund’s gross income, a portion of the income distributions received by corporations from a Fund may be eligible for the 70% deduction for dividends received.  Taxable corporate shareholders will be informed of the portion of dividends which so qualify.  Receipt of dividends that qualify for the dividends-received deduction may result in the reduction of a corporate shareholder’s tax basis in its shares by the untaxed portion of such dividends if they are treated as “extraordinary dividends” under Section 1059 of the Code.  The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under Federal income tax law and is eliminated if the shares are deemed to have been held for less than 46 days (91 days for preferred stock) during the 90-day period (180-day period for preferred stock) beginning on the date which is 45 days (90 days for preferred stock) before the ex-dividend date (for this purpose, holding periods are reduced for periods where the risk of loss with respect to shares is diminished).  The same restrictions apply to a Fund with respect to its ownership of the dividend-paying stock.  In addition, the deducted amount is included in the calculation of the Federal alternative minimum tax, if any, applicable to such corporate shareholders.  In contrast, distributions of net capital gains are not eligible for the dividends-received deduction for corporate shareholders.

Distributions by a Fund result in a reduction in the net asset value of that Fund’s shares.  Should a distribution reduce the net asset value below a shareholder’s tax basis, such distribution nevertheless is taxable to the shareholder as ordinary income or long-term capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital.  In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution.  The price of shares purchased at that time includes the amount of any forthcoming distribution.  Those investors purchasing shares just prior to a distribution receive a return of investment upon such distribution which is nevertheless taxable to them.

A redemption of Fund shares by a shareholder generally will result in the recognition of taxable gain or loss depending upon the difference between the amount realized and his tax basis in his Fund shares.  Generally, such gain or loss is treated as a capital gain or loss if the shares are held as capital assets.  In the case of a non-corporate shareholder, if such shares were held for more than one year at the time of disposition, such gain will be long-term capital gain and if such shares were held for one year or less at the time of disposition, such gain will be short-term capital gain and will be taxed at the applicable ordinary income tax rate.  In addition, as noted above, for U.S. individuals, estates and trusts, any capital gains recognized from a redemption of Fund shares generally will be included in the calculation of “net investment income” subject to the 3.8% Medicare tax.  Any loss realized upon a taxable disposition of shares within six months from the date of their purchase is treated as a long-term capital loss to the extent of long-term capital gain distributions received from a Fund during such six-month period.  Finally, all or a portion of any loss realized upon a taxable disposition of a Fund’s shares may be disallowed if other shares of the same Fund are purchased (including a purchase by automatic reinvestment) within 30 days before or after such disposition.  In such a case, the tax basis of the shares acquired is adjusted to reflect the disallowed loss.

Table of Contents - Statement of Additional Information
27

Taxation of a shareholder who, as to the U.S., is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership (a “Foreign Shareholder”), as defined in the Code, depends, in part, on whether the Foreign Shareholder’s income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by the Foreign Shareholder, Fund distributions other than net capital gain distributions and distributions not out of earnings and profits generally are subject to a 30% (or lower treaty rate) U.S. withholding tax.  Net capital gain distributions to, and capital gains realized by, such a Foreign Shareholder upon the sale of shares or receipt of distributions which are in excess of its tax basis and not made from earnings and profits are not subject to U.S. federal income tax unless (i) such capital gains are effectively connected with a U.S. trade or business carried on by such shareholder or (ii) the Foreign Shareholder is an individual and is present in the U.S. for 183 days or more during the taxable year in which the gain was realized, and certain other conditions are satisfied.  A Foreign Shareholder will be required to satisfy certification requirements in order to claim treaty benefits or otherwise claim a reduction of or exemption from withholding under the foregoing rules.  These requirements will require identification of the Foreign Shareholder and must be made under penalties of perjury. A Foreign Shareholder that is eligible for a reduced rate of U.S. withholding tax pursuant to a tax treaty may obtain a refund of any excess amounts withheld by filing an appropriate claim for refund with the IRS.

If dividends or distributions from a Fund are effectively connected with a U.S. trade or business carried on by the Foreign Shareholder, then Fund distributions and any gains realized with respect to the shares are subject to U.S. federal income tax at the rates applicable to U.S. citizens or residents or domestic corporations, as appropriate.  Foreign Shareholders that are corporations may also be subject to an additional “branch profits tax” with respect to income from a Fund that is effectively connected with a U.S. trade or business.  The value of shares held by an individual Foreign Shareholder, even though he is a nonresident at his death, is includible in his gross estate for U.S. Federal estate tax purposes.

The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described above. Such shareholders may be required to provide appropriate documentation to establish their entitlement to the benefits of such a treaty. Foreign Shareholders are advised to consult their own tax advisers with respect to (i) whether their income from a Fund is or is not effectively connected with a U.S. trade or business carried on by them, (ii) whether they may claim the benefits of an applicable tax treaty, and (iii) any other tax consequences to them of an investment in that Fund.

Federal regulations generally require a Fund to withhold (“backup withholding”) and remit to the U.S. Treasury 24% of dividends, distributions from net realized securities gains and the proceeds of any redemption paid to shareholders, regardless of the extent to which gain or loss may be realized, if (i) the shareholder fails to furnish the Funds with the shareholder’s correct taxpayer identification number or social security number, (ii) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.  Any amounts withheld may be credited against the shareholder’s federal income tax liability.  The Funds must also report annually to the IRS and to each shareholder (other than a Foreign Shareholder) the amount of ordinary income dividends, capital gain dividends or redemption proceeds paid to such shareholder and the amount, if any, of tax withheld pursuant to the backup withholding rules with respect to such amounts.  In the case of a Foreign Shareholder, the Funds must report to the IRS and such shareholder the amount of ordinary income dividends, capital gain dividends or redemption proceeds paid that are subject to withholding (including backup withholding, if any) and the amount of tax withheld with respect to such amounts.  This information may also be made available to the tax authorities in the Foreign Shareholder’s country of residence.

Table of Contents - Statement of Additional Information
28

Pursuant to legislation passed by Congress in 2008, the Funds are required to report their shareholders’ cost basis, gain or loss, and holding period to the Internal Revenue Service on the Consolidated Form 1099 provided to the shareholders of the Funds when “covered” shares of the Funds are redeemed. Covered shares are any shares acquired (including shares acquired through reinvestment of the Funds’ distributions) on or after January 1, 2012.  Each of the Funds has chosen the “average cost” method as its default tax method. The Funds will use this method for purposes of reporting a shareholder’s cost basis unless a shareholder instructs the relevant Fund in writing to use a different calculation method. A shareholder may choose a method different from the default method chosen by the Funds at the time of purchase or sale of covered shares. Shareholders should consult their tax advisors with regard to their particular circumstances.

The Hiring Incentives to Restore Employment Act

Under the Foreign Account Tax Compliance Act provisions enacted as part of The Hiring Incentives to Restore Employment Act, P.L. 111-147 (the “HIRE Act”), a 30% withholding tax will be imposed on dividends paid by a Fund , and on long-term capital gain dividends and redemption proceeds paid after December 31, 2016, to: (i) a foreign financial institution (as that term is defined in Section 1471(d)(4) of the Code) unless that foreign financial institution enters into an agreement with the U.S. Treasury Department to collect and disclose information regarding U.S. account holders of that foreign financial institution (including certain account holders that are foreign entities that have U.S. owners) and satisfies other requirements; and (ii) specified other foreign entities unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity satisfies other specified requirements. To comply with these requirements, a Fund may, in appropriate circumstances, require shareholders to provide information and tax documentation regarding their direct and indirect owners, and direct and indirect owners of certain entity shareholders may be required to waive the application of any non-U.S. laws which, but for such waiver, would prevent such entity from reporting information in respect of U.S. accounts in accordance with the applicable provisions of the HIRE Act or any agreement described in Section 1471(b) of the Code.  The HIRE Act also imposes information reporting requirements on individuals (and, to the extent provided in future regulations, certain domestic entities) that hold any interest in a "specified foreign financial asset" if the aggregate value of all such assets held by such individual exceeds $50,000.  Significant penalties can apply upon a failure to make the required disclosure and in respect of understatements of tax attributable to undisclosed foreign financial assets.  The scope of this reporting requirement is not entirely clear and all shareholders should consult their own tax advisors as to whether reporting may be required in respect of their indirect interests in certain investments of a Fund. Foreign Shareholders should consult their own tax advisors regarding the application of this legislation to them.

Transfer on Death Registration

The Funds generally permit transfer on death (“TOD”), registration of shares, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. If you wish to register your account in the name of one or more beneficiaries for the purpose of transferring the account upon your death, you may do so by completing a TOD Agreement and Beneficiary Designation. To obtain a TOD Agreement and Beneficiary Designation, please contact Shareholder Services at 1-800-625-7071 or you may download a copy at www.needhamfunds.com. With the TOD Agreement and Beneficiary Designation you will receive a copy of the Rules Governing TOD Registration which specify how the registration becomes effective and operates. By registering your account, you agree to be bound by these rules.

The foregoing discussion is a general summary of certain of the current federal income tax laws affecting the Funds and investors in the shares.  This summary is based on the provisions of the Code, final, temporary and proposed U.S. Treasury Regulations promulgated thereunder, and administrative and judicial interpretations thereof, all as in effect on the date hereof, and all of which are subject to change, possibly with retroactive effect.  Accordingly, shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations, as well as the effects of state, local and foreign tax law.  Foreign Shareholders should also consult their tax advisers with respect to the applicability of a 30% withholding tax (which may be reduced or eliminated under certain income tax treaties) upon Fund distributions of ordinary income.

ORGANIZATION AND CAPITALIZATION

General

The Needham Funds, Inc. was incorporated in Maryland on October 12, 1995 and is registered with the Securities and Exchange Commission under the 1940 Act as an open-end management investment company.  The business and affairs of The Needham Funds, Inc. are managed under the direction of its Board of Directors.  The Needham Funds, Inc. is an affiliate of Needham & Company, LLC, which is wholly-owned by Needham Holdings, LLC (which in turn is wholly-owned by the parent holding company, The Needham Group, Inc.).

Table of Contents - Statement of Additional Information
29

The authorized capital stock of The Needham Funds, Inc. consists of one billion shares of common stock having a par value of one-tenth of one cent ($0.001) per share.  The Board of Directors of The Needham Funds, Inc. is authorized to divide the unissued shares into separate classes and series of stock, each series representing a separate, additional investment portfolio.  The Needham Funds, Inc. is currently comprised of three portfolios, Needham Growth Fund, Needham Aggressive Growth Fund and Needham Small Cap Growth Fund, each of which is designated as a separate series of stock. On November 3, 2016, the shares of each Fund were designated as Retail Class shares. On December 29, 2016, each Fund began offering Institutional Class shares.   Each share of any class or series of shares when issued has equal dividend, distribution, and liquidation rights within the series for which it was issued.  Each share of a Fund is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board.

There are no preemptive or, except as described in the Prospectus, conversion rights in connection with any shares of the Funds, and the shares are freely transferable.  All shares, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable.  Shares are redeemable at net asset value, at the option of the investor.  In the event of liquidation of a particular series, the shareholders of the series being liquidated shall be entitled to receive the excess of the assets belonging to that series over the liabilities belonging to that series.  The holders of any shares of any series shall not be entitled thereby to any distribution upon liquidation of any other series.

Each share of the Funds shall have equal voting rights with every other share of every other series of The Needham Funds, Inc. and all shares of all such series shall vote as a single group except where a separate vote of any class or series is required by the 1940 Act, the laws of the State of Maryland, the Articles of Incorporation of The Needham Funds, Inc. or as the Board of Directors of The Needham Funds, Inc. may determine in its sole discretion. Fractional shares shall be entitled to fractional votes.

Maryland law does not require annual meetings of shareholders, except under certain specified circumstances, and it is anticipated that shareholder meetings will be held only when required by Federal or Maryland law.  Shareholders do have the right under the Articles of Incorporation to call a vote for the removal of directors.  The Needham Funds, Inc. will be required to call a special meeting of shareholders in accordance with the requirements of the 1940 Act.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

As of April 2, 2018, to the knowledge of management, the following persons held of record or beneficially owned 5% or more of the Growth Fund’s outstanding common stock:

Retail Class

Name and Address	Percent Held	Nature of Ownership
National Financial Services Corp. 200 Liberty Street New York, NY 10281	28.01%	Record

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	27.01%	Record

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	9.41%	Record

Table of Contents - Statement of Additional Information
30

Institutional Class

Name and Address	Percent Held	Nature of Ownership
National Financial Services Corp. 200 Liberty Street New York, NY 10281	26.62%	Record

George A. Needham New York, NY 10177-1099	20.40%	Beneficial

Cormorant Cove Trust Richard C. Wallace TR Middletown, RI 02842-5730	9.53%	Record

As of April 2, 2018, to the knowledge of management, the following persons held of record or beneficially owned 5% or more of the Aggressive Growth Fund’s outstanding common stock:

Retail Class

Name and Address	Percent Held	Nature of Ownership
National Financial Services Corp. 200 Liberty Street New York, NY 10281	38.31%	Record

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	26.87%	Record

TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	6.74%	Record

Institutional Class

Name and Address	Percent Held	Nature of Ownership
George A. Needham New York, NY 10177-1099	23.14%	Beneficial

Wells Fargo Clearing Services LLC 5605 Carnegie Blvd, Suite 400 Charlotte, NC 28209-4641	22.31%	Record

Barrett Foundation Richard & Elaine Barrett TR Boulder, CO 80306-1701	11.16%	Beneficial

National Financial Services Corp. 200 Liberty Street New York, NY 10281	10.86%	Record

Shelly & John Reinhold Irrevocable Trust c/o Pircher Nichols & Meeks Los Angeles, CA 90067-6013	9.22%	Beneficial

Table of Contents - Statement of Additional Information
31

Name and Address	Percent Held	Nature of Ownership
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	6.10%	Record

As of April 2, 2018, to the knowledge of management, the following persons held of record or beneficially owned 5% or more of the Small Cap Growth Fund’s outstanding common stock:

Retail Class

Name and Address	Percent Held	Nature of Ownership
National Financial Services Corp. 200 Liberty Street New York, NY 10281	36.81%	Record

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	26.22%	Record

Benefit Trust Co. for the City of Cartersville P.O Box 12765 Overland Park, KS 66282	9.98%	Record

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	6.12%	Record

TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	5.18%	Record

Institutional Class

Name and Address	Percent Held	Nature of Ownership
National Financial Services Corp. 200 Liberty Street New York, NY 10281	26.84%	Record

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	26.84%	Record

Constantine S. Macricostas Jupiter, FL 33458-3449	10.96%	Beneficial

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	9.73%	Record

Marie C. Macricostas Jupiter, FL 33458-3449	8.21%	Beneficial

  As of April 2, 2018, the Directors and officers of The Needham Funds, Inc. as a group owned approximately 7.05% of the outstanding shares of the Growth Fund, approximately 10.21% of the outstanding shares of the Aggressive Growth Fund and approximately[4.87% of the outstanding shares of the Small Cap Growth Fund.

Table of Contents - Statement of Additional Information
32

OTHER INFORMATION
Legal Counsel

Proskauer Rose LLP serves as legal counsel for the Funds and the Funds’ Independent Directors.

Independent Registered Public Accounting Firm

KPMG LLP serves as the independent registered public accounting firm for the Funds. KPMG LLP provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. Its office is located at 345 Park Avenue, New York, New York 10154.

FINANCIAL STATEMENTS

The financial statements of each of the Funds for the fiscal year ended December 31, 2017, appearing in the Funds’ Annual Report to Shareholders, have been audited by KPMG LLP and are incorporated by reference herein.  A copy of the Funds’ Annual Report may be obtained without charge from U.S. Bancorp Fund Services by calling 1-800-625-7071.

Table of Contents - Statement of Additional Information
33

THE NEEDHAM FUNDS, INC.
PART C: OTHER INFORMATION

ITEM 28.	Exhibits

(a)(1)          Articles of Incorporation, as filed with the Maryland Secretary of State on October 12, 1995, are incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement, filed on April 28, 2006.

(a)(2)          Articles Supplementary, creating Needham Aggressive Growth Fund, are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement, filed on June 15, 2001.

(a)(3)          Articles Supplementary, creating Needham Small Cap Growth Fund, are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement, filed on March 8, 2002.

(a)(4)          Articles Supplementary are incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement, filed on April 27, 2017.

(b)               By-laws are incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement, filed on April 28, 2006.

(c)               Not applicable.

(d)(1)          Restated Investment Advisory Agreement between Registrant and Needham Investment Management LLC, dated October 21, 2004, is incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement, filed on April 28, 2006.

(d)(2)          Fee Waiver Agreement between Registrant and Needham Investment Management LLC – filed herewith.

(e)               Amended and Restated Distribution and Services Agreement between Registrant and Needham & Company, LLC – filed herewith.

(f) Not applicable.

(g)(1)          Custody Agreement between Registrant and U.S. Bank, N.A. dated May 26, 2010, is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement, filed on April 29, 2011.

(g)(2)          First Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated October 6, 2014, is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement, filed on April 30, 2015.

(h)(1)          Master Repurchase Agreement between Registrant and J.P. Morgan Securities, Inc. (formerly known as Bear, Stearns & Co., Inc.), dated May 27, 2005, is incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement, filed on April 28, 2006.

(h)(2)          Master Securities Loan Agreement between Registrant and Bear, Stearns & Co, Inc., dated May 27, 2005, is incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement, filed on April 28, 2006.

(h)(3)          Amendment to Repurchase Agreement and Securities Loan Agreement dated March 18, 2009, is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement, filed on April 29, 2010.

(h)(4)          Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 7, 2012, is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement, filed on April 30, 2015.

1

(h)(5)          First Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, dated June 7, 2012, is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement, filed on April 28, 2016.

(h)(6)          Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, dated June 7, 2012, is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement, filed on April 30, 2015.

(h)(7)          First Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, dated June 7, 2012, is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement, filed on April 28, 2016.

(h)(8)          Amended and Restated Transfer Agent Servicing Agreement  between the Registrant and U.S. Bancorp Fund Services, LLC, dated June 7, 2012 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement, filed on April 30, 2015.

(h)(9)          Special Custody and Pledge Agreement by and among the Registrant, on behalf of each of Needham Aggressive Growth Fund, Needham Growth Fund, and Needham Small Cap Growth Fund; Pershing LLC; Needham Investment Management LLC; and U.S. Bank National Association; is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement, filed on April 28, 2016.

(i)(1)            Opinion of Strook & Strook & Lavan LLP is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, filed on April 27, 2012.

(i)(2)            Consent of Counsel to the Company – filed herewith.

(j)(1)            Consent of KPMG LLP, current Independent Registered Public Accounting Firm – filed herewith.

(k) Not applicable.

(l)  Initial Subscription Agreement between Registrant and Needham Investment Management LLC, dated December, 1995, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement, filed on December 6, 1995.

(m)(1)          Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement, filed on April 27, 2017.

(m)(2)          Form of Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement, filed on April 27, 2017.

(n)               Rule 18f-3 Plan by the Registrant on behalf of the Needham Growth Fund, Needham Aggressive Growth Fund, and Needham Small Cap Growth Fund, dated October 25, 2016, is incorporated herein by reference to Post‑Effective Amendment No. 40 to the Registrant’s Registration Statement, filed on December 29, 2016.

(o)               Not applicable.

(p)(1)          Code of Ethics of the Registrant and Needham & Company LLC is incorporated herein by reference to Post-Effective Amendment No. 26, filed on April 30, 2013.

(p)(2)           Code of Ethics of Needham Investment Management LLC is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement, filed on April 27, 2007.

2

ITEM 29.	Persons Controlled by or Under Common Control with Registrant:

The Needham Funds, Inc. and Needham Investment Management LLC, a Delaware limited liability company, may be deemed to be under the common control of Needham & Company, LLC, a Delaware limited liability company.  George A. Needham may be deemed to be a control person of Needham & Company, LLC based upon his position as an officer, director and/or stockholder of that entity or a controlling entity.

ITEM 30.	Indemnification:

Section 2-418 of the General Corporation Law of the State of Maryland, the state in which The Needham Funds, Inc. was organized, empowers a corporation, subject to certain limitations, to indemnify its directors, officers, employees and agents against expenses (including attorneys’ fees, judgments, penalties, fines and settlements) actually and reasonably incurred by them in connection with any suit or proceeding to which they are a party so long as they acted in good faith or without active and deliberate dishonesty, or they received no actual improper personal benefit in money, property or services, if, with respect to any criminal proceeding, so long as they had no reasonable cause to believe their conduct to have been unlawful.

Article X of the Bylaws of The Needham Funds, Inc. provides for indemnification.

The directors and officers of The Needham Funds, Inc. are insured against losses arising from any claim against them as such for wrongful acts or omissions, subject to certain limitations.

The Needham Funds, Inc. will comply with applicable indemnification requirements as set forth in releases under the Investment Company Act of 1940.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of The Needham Funds, Inc., pursuant to the foregoing provisions, or otherwise, The Needham Funds, Inc. is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by The Needham Funds, Inc. of expenses incurred or paid by a director, officer or controlling person of The Needham Funds, Inc. in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, The Needham Funds, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of Investment Adviser:

The investment adviser to the Fund is Needham Investment Management LLC, 250 Park Avenue, New York, New York 10177, a registered investment adviser under the Investment Advisers Act of 1940.

The following information is provided with respect to each executive officer of the Adviser:

George A. Needham, President of the Adviser and The Needham Funds, Inc. (since April 2005), and Chairman of the Board of The Needham Funds, Inc., 250 Park Avenue, New York, New York.

John O. Barr, Executive Vice President of the Adviser and a Managing Director of Needham & Company, LLC, 250 Park Avenue, New York, New York, a registered broker-dealer engaged in a variety of investment banking and institutional brokerage activities.

Christopher J. Retzler, Executive Vice President of the Adviser and a Managing Director of Needham & Company, LLC, 250 Park Avenue, New York, New York, a registered broker-dealer engaged in a variety of investment banking and institutional brokerage activities.

3

James W. Giangrasso, Chief Financial Officer of the Adviser, Chief Financial Officer, Secretary and Treasurer of The Needham Funds, Inc. since 2011.

James M. Abbruzzese, Chief Compliance Officer of the Adviser, Chief Compliance Officer of The Needham Funds, Inc. (since September 2004), and a Managing Director and Chief Administrative Officer of Needham & Company, LLC, 250 Park Avenue, New York, New York, a registered broker-dealer engaged in a variety of investment banking and institutional brokerage activities.

Each executive officer has served in the above capacities, unless otherwise noted, for at least the last two fiscal years.

ITEM 32.	Principal Underwriter:

(a) Needham & Company, LLC serves as the distributor for each series of the Registrant.  Currently, the Registrant has three series: the Growth Fund, the Aggressive Growth Fund and the Small Cap Growth Fund.

(b) Officers and Directors

Name and Principal Business Address	Positions and Offices with Distributor	Position and Offices with Registrant
John J. Prior, Jr.	President and Chief Executive Officer	None
Andrew J. Malik Chad W. Keck	Chairman Vice Chairman and Managing Director	None None
Andre R. Horn	Director	None
Thomas Shanahan	Director	None
Robert J. Fiordaliso	Managing Director and Acting Chief Financial Officer	None
James M. Abbruzzese	Managing Director and Chief Administrative Officer	Chief Compliance Officer
James Apostolides	Managing Director	None
Charles V. Baltic	Managing Director	None
John O. Barr	Managing Director	Executive Vice President and Co-Portfolio Manager of Needham Growth Fund; Executive Vice President and Portfolio Manager of Needham Aggressive Growth Fund
Gunjeet D. Baweja	Managing Director	None
Laura Black	Managing Director	None
Nathaniel Q. Bolton	Managing Director	None
Stephen Bracco Steven Camp Alan Carr Marc Chehlaoui	Managing Director Managing Director Managing Director Managing Director	None None None None
Samir S. Desai	Managing Director	None
Christopher M. Dowd	Managing Director	None
Sean C. Dwyer	Managing Director	None
Ehud Eisenstein	Managing Director	None
Roxana Fariborz	Managing Director	None
Simon Gill	Managing Director	None
Rajvindra Gill	Managing Director	None
Robin Graham Carl C. Hamann	Managing Director Managing Director	None None
Sean Hanley	Managing Director	None
Patricia Hardina Bruce Henderson John Higgins Michael Huang Jack J. Iacovone	Managing Director Managing Director Managing Director Managing Director Managing Director	None None None None None
Philip Ianniello	Managing Director	None
Michael Jason Kelley	Managing Director	None
James P. King	Managing Director	None
Richard J. Kugele	Managing Director	None
John Lazo	Managing Director	None
Bernard Lirola	Managing Director	None

4

Name and Principal Business Address	Positions and Offices with Distributor	Position and Offices with Registrant
Thomas A. Maloney	Managing Director	None
Laura Martin	Managing Director	None
Michael Matson	Managing Director	None
Pooyan Mehdizadeh	Managing Director	None
Salvatore Merlino Yeuk-Fai Mok John O’Brien	Managing Director and Chief Compliance Officer Managing Director Managing Director	None None None
Alexander Park	Managing Director	None
Brian Perrault Jeffrey Posner	Managing Director Managing Director	None None
Gregory Pringle Dan Rafferty Christopher J. Retzler	Managing Director Managing Director Managing Director	None None Executive Vice President and Co-Portfolio Manager of Needham Growth Fund; Executive Vice President and Portfolio Manager of Needham Small Cap Growth Fund
James A. Ricchiuti	Managing Director	None
Christian Rice	Managing Director	None
Gary Russillo Thomas Schwartz	Managing Director Managing Director	None None
Polina Sudat	Managing Director	None
Mayank Tandon	Managing Director	None
Richard F. Valera	Managing Director	None
Robert Zeller	Managing Director	None

The principal business address for all such persons is 250 Park Avenue, New York, New York 10177. However, some Managing Directors listed above are based out of the Distributor’s Boston, MA; Chicago, IL; and San Francisco, CA branch offices.

(c) Not applicable.

ITEM 33.	Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)           U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, Wisconsin 53212

(b)           U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

(c)           Needham Investment Management LLC
250 Park Avenue, 10th Floor
New York, New York 10177

ITEM 34.	Management Services:	None

ITEM 35.	Undertakings:	None

5

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 44 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 44 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of New York, State of New York, on the 30th day of April, 2018.

THE NEEDHAM FUNDS, INC.

By /s/ George A. Needham
             George A. Needham
             Chairman and President

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ George A. Needham	Director, Chairman and President	April 30, 2018
George A. Needham	(Principal Executive Officer)
/s/ John W. Larson	Director	April 30, 2018
John W. Larson
/s/ F. Randall Smith	Director	April 30, 2018
F. Randall Smith
/s/ James W. Giangrasso	Chief Financial Officer, Treasurer	April 30, 2018
James W. Giangrasso	and Secretary (Principal Financial and Accounting Officer)

6

Exhibits

(d)(2)	Fee Waiver Agreement
(e)	Amended and Restated Distribution and Services Agreement
(i)(2)	Consent of Counsel to the Company
(j)(1)	Consent of KPMG LLP, current Independent Registered Public Accounting Firm

7